UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22310

ETF Managers Trust (Formerly FactorShares Trust)
(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
 (Address of principal executive offices) (Zip code)

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(908) 897-0518
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2019

ETFMG Prime Junior Silver ETF
Ticker: SILJ

ETFMG Prime Cyber Security ETF
Ticker: HACK

ETFMG Prime Mobile Payments ETF
Ticker: IPAY

ETFMG Drone Economy Strategy ETF
Ticker: IFLY

ETFMG Video Game Tech ETF
Ticker: GAMR

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The funds are a series of ETF Managers Trust.

 This Page Intentionally Left Blank.

ETFMG™ ETFs

March 31, 2019 (Unaudited)

ETFMG™ ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the 6-month period from October 1, 2018 to March 31, 2019.

Performance Overview

During the period ended March 31, 2019, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned -0.92%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned -1.73%. Below is a performance overview for each Fund for the same period.

ETFMG Prime Junior Silver ETF (SILJ)

The ETFMG Prime Junior Silver ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Over the period, the total return for the Fund was 3.77%, while the total return for the Index was 3.88%. The best performers in the Fund on the basis of contribution to return were Hochschild Mining, Hudbay Minerals, and First Majestic Silver, while the worst performers were Hecla Mining, Pan American Silver, and Coeur Mining.

ETFMG Prime Cyber Security ETF (HACK)

The ETFMG Prime Cyber Security ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

Over the period, the total return for the Fund was -0.19%, while the total return for the Index was 0.10%. The best performers in the Fund on the basis of contribution to return were CyberArk, Imperva, and Proofpoint, while the worst performers were Sophos Group, Carbonite and Trend Micro.

ETFMG Prime Mobile Payments ETF (IPAY)

The ETFMG Prime Mobile Payments ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Over the period, the total return for the Fund was 0.80%, while the total return for the Index was 1.11%. The best performers in the Fund on the basis of contribution to return were Adyen, Worldpay, and Euronet Worldwide, while the worst performers were Wirecard, Dai-ichi Life Holdings, and Square.

ETFMG Drone Economy Strategy ETF (IFLY)

The ETFMG Drone Economy Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone Index (the “Index”).

ETFMG™ ETFs

Over the period, the total return for the Fund was -13.62%, while the total return for the Index was - 13.46%. The best performers in the Fund on the basis of contribution to return were Vestel, Ambarella, and Griffon Corporation, while the worst performers AeroVironment, Parrot, and Sony.

ETFMG Video Game Tech ETF (GAMR)

The ETFMG Video Game Tech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index (the “Index”).

Over the period, the total return for the Fund was -6.16%, while the total return for the Index was - 6.23%. The best performers in the Fund on the basis of contribution to return were NHN Entertainment, Glu Mobile, and Zynga, while the worst performers were Activision Blizzard, Advanced Micro Devices, and Take-Two Interactive.

You can find further details about SILJ, HACK, IPAY, IFLY and GAMR by visiting www.etfmg.com, or by calling 1-844-383-6477.

Sincerely,

Samuel Masucci III
Chairman of the Board

ETFMG Prime Junior Silver ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2019	1 Year Return	5 Year Return	Since Inception (11/29/12)	Value of $10,000 (3/31/19)
ETFMG Prime Junior Silver ETF (NAV)	-15.01%	-3.20%	-11.37%	$4,654
ETFMG Prime Junior Silver ETF (Market)	-15.33%	-3.51%	-11.46%	$4,624
S&P 500 Index	9.50%	10.91%	13.99%	$22,929
Prime Junior Silver Miners & Explorers Index	-14.95%	-1.76%	-10.29%	$5,024

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 29, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Junior Silver ETF

Top Ten Holdings* (Unaudited)

	Security	% of Total Investments
1	Hochschild Mining PLC	12.78%
2	Pan American Silver Corp.	12.48%
3	First Majestic Silver Corp.	12.03%
4	Hecla Mining Co.	11.42%
5	Hudbay Minerals, Inc.	4.86%
6	Mag Silver Corp.	4.59%
7	Yamana Gold, Inc.	4.54%
8	SSR Mining, Inc.	4.40%
9	Coeur Mining, Inc.	4.00%
10	Silvercorp Metal, Inc.	4.00%

Top Ten Holdings = 75.10% of Total Investments
* Current portfolio holdings may not be indicative of future Fund holdings.

ETFMG Prime Cyber Security ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2019	1 Year Return	Since Inception (11/11/14)	Value of $10,000 (3/31/2019)
ETFMG Prime Cyber Security ETF (NAV)	16.75%	11.64%	$16,204
ETFMG Prime Cyber Security ETF (Market)	16.85%	11.66%	$16,218
S&P 500 Index	9.50%	10.05%	$15,215
Prime Cyber Defense Index	17.33%	12.15%	$16,529

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 11, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Cyber Security ETF

Top Ten Holdings* (Unaudited)

	Security	% of Total Investments
1	Cisco Systems, Inc.	3.72%
2	CyberArk Software, Ltd.	3.13%
3	Palo Alto Networks, Inc.	3.13%
4	Check Point Software Tech, Ltd.	3.06%
5	Science Applications International Corp.	3.05%
6	Solarwinds Corp.	3.03%
7	Splunk, Inc.	3.02%
8	Symantec, Corp.	3.01%
9	Fortinet, Inc.	3.01%
10	Tenable Holdings, Inc.	3.01%

Top Ten Holdings = 31.17% of Total Investments
* Current portfolio holdings may not be indicative of future Fund holdings.

ETFMG Prime Mobile Payments ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2019	1 Year Return	Since Inception (7/15/15)	Value of $10,000 (3/31/2019)
ETFMG Prime Mobile Payments ETF (NAV)	19.25%	16.04%	$17,373
ETFMG Prime Mobile Payments ETF (Market)	19.04%	16.07%	$17,391
S&P 500 Index	9.50%	10.57%	$14,522
Prime Mobile Payments Index	19.87%	16.73%	$17,756

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Mobile Payments ETF

Top Ten Holdings* (Unaudited)

	Security	% of Total Investments
1	PayPal Holdings, Inc.	4.80%
2	Mastercard, Inc.	4.70%
3	Visa, Inc.	4.64%
4	American Express Co.	4.46%
5	Worldpay, Inc.	3.83%
6	Fidelity National Information Services, Inc.	3.77%
7	Fiserv, Inc.	3.65%
8	Square, Inc.	3.28%
9	First Date Corp.	2.97%
10	Discover Financial Services	2.78%

Top Ten Holdings = 38.88% of Total Investments
* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Drone Economy Strategy ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2019	1 Year Return	Since Inception (3/8/2016)	Value of $10,000 (3/31/2019)
ETMFG Drone Economy Strategy ETF (NAV)	-1.97%	10.99%	$13,762
ETFMG Drone Economy Strategy ETF (Market)	-2.82%	10.84%	$13,704
S&P 500 Index	9.50%	14.74%	$15,237
Reality Shares DroneTM Index	-1.86%	10.56%	$13,601

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Drone Economy Strategy ETF

Top Ten Holdings* (Unaudited)

	Security	% of Total Investments
1	Aerovironment, Inc.	8.56%
2	Boeing Co.	4.04%
3	Ambarella, Inc.	3.60%
4	Vestal Electronik	2.51%
5	Leonardo SpA	2.14%
6	Parrot	2.12%
7	Honeywell International, Inc.	1.94%
8	L3 Technologies, Inc.	1.88%
9	Kratos Defense & Security Solutions	1.87%
10	Airbus Group SE	1.80%

Top Ten Holdings = 30.46% of Total Investments
* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Video Game Tech ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2019	1 Year Return	Since Inception (3/8/2016)	Value of $10,000 (3/31/2019)
ETFMG Video Game Tech ETF (NAV)	-6.89%	22.09%	$18,430
ETFMG Video Game Tech ETF (Market)	-6.97%	22.26%	$18,509
S&P 500 Index	9.50%	14.74%	$15,237
EEFund Video Game Tech Index	-6.73%	21.93%	$18,354

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Video Game Tech ETF

Top Ten Holdings* (Unaudited)

	Security	% of Total Investments
1	NHN Corp.	2.89%
2	Zynga, Inc.	2.71%
3	Glu Mobile, Inc.	2.62%
4	CD Projeckt SA	2.58%
5	Nexon Co., Ltd	2.45%
6	Electronic Arts, Inc.	2.39%
7	Square-Enix Holdings	2.36%
8	Micro-Star International	2.35%
9	Netmarble Corp.	2.22%
10	Capcom Co., Ltd.	2.21%

Top Ten Holdings = 24.78% of Total Investments
* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG™ ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

SILJ

The ETFMG Prime Junior Silver ETF (the “Fund” or the “Junior Silver ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The ETFMG Prime Junior Silver ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operation. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Junior Silver Miners & Explorers Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Junior Silver Miners & Explorers Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

The Prime Junior Silver Miners & Explorers Index is designed to provide a benchmark for investors interested in tracking public, small-cap companies that are active in silver mining exploration and production industry. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index generally is comprised of 25-35 securities. An investment cannot be made directly in an index.

HACK

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

The fund is concentrated in technology-related companies that face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Funds are non-diversified, meaning they may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Diversification does not assure a profit or protect against a loss in a declining market. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Cyber Defense Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Cyber Defense Index.

ETFMG™ ETFs

The Prime Cyber Defense Index provides a benchmark for investors interested in tracking companies actively involved in providing cyber security technology and services. The Index uses a market capitalization weighted allocation across the infrastructure provider and service provider categorizations as well as an equal weighted allocation methodology for all components within each sector allocation. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly. An investment cannot be made directly in an index.

IPAY

The ETFMG Prime Mobile Payments ETF (the “Fund” or the “Mobile Payments ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Mobile Payment Companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Mobile Payments Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Prime Mobile Payments Index is designed to provide a benchmark for investors interested in tracking the mobile and electronic payments industry. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index generally is comprised of 25-40 securities. An investment cannot be made directly in an index.

IFLY

The ETFMG Drone Economy Strategy ETF (the “Fund” or the “Drone Economy ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares DroneTM Index (the “Index”).

ETFMG™ ETFs

Drone Economy Companies face intense competition, both domestically and internationally and are heavily dependent on the protection of patent and intellectual property rights. In addition, Drone Economy Companies may be dependent on the U.S. government and its agencies for a significant portion of their sales, and their success and growth may be affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. government and its agencies. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Reality Shares Drone™ Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Reality Shares Drone™ Index provides a benchmark for investors interested in tracking companies actively involved in drone technology and services. The Index uses Modified Equal Weight capitalization-weighted methodology. The index was created and is maintained by Reality Shares Index Committee. You cannot invest directly in an index.

GAMR

The ETFMG Video Game Tech ETF (the “Fund” or the “Video Game Tech ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index™ (the “Index”).

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. Video Game Tech Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Video Game Tech Companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the EEFund Video Game Tech Index™. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The EEFund Video Game Tech™ Index provides a benchmark for investors interested in tracking companies actively involved in the electronic gaming industry including the entertainment, education and simulation segments. The Index uses a market capitalization weighted allocation across the pure play and non-pure play sectors and a set weight for the conglomerate sector as well as an equal weighted allocation methodology for all components within each sector allocation. The index was created and is maintained by EEFund Management. You cannot invest directly in an index.

ETFMG™ ETFs

PORTFOLIO ALLOCATIONS

As of March 31, 2019 (Unaudited)

	ETFMG Prime Junior Silver ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Drone Economy Strategy ETF	ETFMG Video Game Tech ETF
As a percent of Net Assets:
Brazil	—%	—%	1.9%	—%	—%
Canada	67.9	—	—	2.3	—
China	—	—	—	—	11.3
Cyprus	—	—	0.6	—	—
Finland	—	0.1	—	—	—
France	—	—	4.6	6.4	2.5
Germany	—	—	3.1	1.5	0.9
Hong Kong	—	—	0.8	—	3.8
Israel	—	8.1	—	1.4	—
Italy	—	—	—	2.5	—
Japan	—	4.4	2.6	8.6	22.4
Netherlands	—	0.7	3.5	2.1	—
Norway	—	—	—	—	1.0
Puerto Rico	—	—	1.7	—	—
Poland	—	—	—	—	2.9
Republic of Korea	—	0.5	—	1.7	16.9
Spain	—	—	—	1.7	—
Sweden	—	—	—	2.7	5.3
Switzerland	—	—	—	—	1.4
Taiwan, Province of China	—	—	—	—	5.6
Turkey	—	—	—	4.1	—
United Kingdom	12.8	9.7	0.6	5.9	0.5
United States	18.6	75.4	80.1	58.7	24.6
Short-Term and other Net Assets (Liabilities)	0.7	1.1	0.5	0.4	0.9
	100.0%	100.0%	100.0%	100.0%	100.0%

ETFMG™ ETFs

ETFMG Prime Junior Silver ETF

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.7%
Canada - 67.3%
Metals & Mining - 67.3% (d)
Alexco Resource Corp. (a)	686,372	$830,510
Americas Silver Corp. (a)	360,649	593,728
Bear Creek Mining Corp. (a)(c)	668,338	720,176
Cautivo Mining, Inc. (a)(c)	18,395	—
Endeavour Silver Corp. (a)	663,918	1,673,073
Excellon Resources, Inc. (a)	770,800	490,276
First Majestic Silver Corp. (a)	932,491	6,135,791
Fortuna Silver Mines, Inc. (a)	285,755	951,554
Great Panther Silver, Ltd. (a)	435,607	409,906
Hudbay Minerals, Inc.	347,162	2,480,935
Kootenay Silver, Inc. (a)(c)	1,127,106	109,645
MAG Silver Corp. (a)	219,100	2,339,624
Mandalay Resources Corp. (a)	2,521,874	226,456
Maya Gold & Silver, Inc. (a)(c)	494,685	814,388
Minco Silver Corp. (a)(c)	344,605	123,778
Mirasol Resources, Ltd. (a)	251,084	150,310
Pan American Silver Corp.	481,508	6,363,177
Sabina Gold & Silver Corp. (a)	675,958	634,809
Sierra Metals, Inc. (a)(c)	398,546	644,187
Silvercorp Metals, Inc.	794,022	2,038,011
SilverCrest Metals, Inc. (a)	427,252	1,400,354
SSR Mining, Inc. (a)	177,756	2,246,641
Trevali Mining Corp. (a)	2,090,387	625,700
Yamana Gold, Inc.	888,112	2,317,972
Total Canada		34,321,001

United Kingdom - 12.8%
Metals & Mining - 12.8% (d)
Hochschild Mining PLC	2,421,691	6,516,468

United States - 18.6%
Metals & Mining - 18.6% (d)
Coeur Mining, Inc. (a)	500,107	2,040,437
Gold Resource Corp.	156,954	616,829
Golden Minerals Co. (a)	420,584	113,978
Hecla Mining Co.	2,533,450	5,826,935
McEwen Mining, Inc.	616,366	924,549
Total United States		9,522,728
TOTAL COMMON STOCKS (Cost $62,801,900)		50,360,197

The accompanying notes are an integral part of these financial statements

ETFMG™ ETFs

ETFMG Prime Junior Silver ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
RIGHTS - 0.6%
Canada - 0.6%
Metals & Mining - 0.6%
Pan American Silver Corp. (a)	502,820	$330,856
TOTAL RIGHTS (Cost $0)		330,856

SHORT-TERM INVESTMENTS - 0.6%
MONEY MARKET FUNDS - 0.6%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.33% (b)	313,558	313,558
TOTAL MONEY MARKET FUNDS (Cost $313,558)		313,558

Total Investments (Cost $63,115,458) - 99.9%		51,004,611
Other Assets in Excess of Liabilities - 0.1%		71,165
TOTAL NET ASSETS - 100.0%		$51,075,776

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2019.
(c)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $2,412,173, which represents 4.72% of total net assets.
(d)	As of March 31, 2019, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC., doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.9%
Finland - 0.1%
Software - 0.1% (f)
F-Secure OYJ	451,778	$1,239,088

Israel - 8.1%
Communications Equipment - 0.8%
Radware, Ltd. (a)	477,157	12,468,112
Software - 7.3% (f)
Check Point Software Technologies, Ltd. (a)	458,681	58,018,560
CyberArk Software, Ltd. (a)	499,101	59,417,974
Total Software		117,436,534
Total Israel		129,904,646

Japan - 4.4%
Software - 4.4% (f)
Digital Arts, Inc.	133,745	10,921,161
FFRI, Inc. (a)(d)	286,886	8,231,503
Trend Micro, Inc.	1,068,180	51,948,842
Total Software		71,101,506

Netherlands - 0.7%
Software - 0.7% (f)
Gemalto NV (a)	214,201	12,249,531

Republic of Korea - 0.5%
Software - 0.5% (f)
Ahnlab, Inc.	162,524	7,488,332

United Kingdom - 9.7%
Aerospace & Defense - 2.2%
BAE Systems PLC	2,041,207	12,825,005
QinetiQ Group PLC	3,028,169	11,879,503
Ultra Electronics Holdings PLC	586,895	12,199,907
Total Aerospace & Defense		36,904,415
IT Services - 0.4%
NCC Group PLC	3,460,164	6,309,398
Software - 7.1% (f)
Avast PLC (e)	13,569,078	50,067,986
Mimecast, Ltd. (a)	269,386	12,755,427
Sophos Group PLC (e)	12,969,966	50,813,589
Total Software		113,637,002
Total United Kingdom		156,850,815

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
United States - 75.4%
Aerospace & Defense - 0.5%
The KEYW Holding Corp. (a)(d)	999,316	$8,614,104
Communications Equipment - 9.5%
Cisco Systems, Inc. (d)	1,306,746	70,551,217
F5 Networks, Inc. (a)(d)	82,068	12,878,931
Juniper Networks, Inc. (d)	2,123,466	56,208,145
NetScout Systems, Inc. (a)(d)	448,659	12,593,858
Total Communications Equipment		152,232,151
Internet Software & Services - 0.5%
Zix Corp. (a)(d)	1,077,973	7,416,454
IT Services - 17.9%
Akamai Technologies, Inc. (a)(d)	780,511	55,970,444
Booz Allen Hamilton Holding Corp. (d)	228,659	13,294,234
CACI International, Inc. - Class A (a)	301,863	54,945,103
Carbonite, Inc. (a)(b)(d)	2,187,396	54,269,295
Leidos Holdings, Inc. (d)	199,901	12,811,655
ManTech International Corp. - Class A	220,469	11,909,735
Okta, Inc. (a)(d)	169,128	13,991,959
Science Applications International Corp.	752,959	57,940,195
VeriSign, Inc. (a)	75,225	13,657,851
Total IT Services		288,790,471
Software - 47.0% (f)
A10 Networks, Inc. (a)	1,212,284	8,595,094
Carbon Black, Inc. (a)(d)	876,528	12,227,566
CommVault Systems, Inc. (a)	841,400	54,472,236
Everbridge, Inc. (a)(d)	169,177	12,689,967
FireEye, Inc. (a)	3,348,914	56,228,266
ForeScout Technologies, Inc. (a)	283,805	11,894,268
Fortinet, Inc. (a)(d)	680,336	57,127,814
MobileIron, Inc. (a)	1,742,227	9,529,982
OneSpan, Inc. (a)	616,301	11,845,305
Palo Alto Networks, Inc. (a)(d)	244,568	59,400,676
Proofpoint, Inc. (a)(d)	461,898	56,088,274
Qualys, Inc. (a)d)	653,235	54,048,664
Rapid7, Inc. (a)	258,150	13,064,971
SailPoint Technologies Holding, Inc. (a)	1,928,575	55,388,674
SecureWorks Corp. - Class A (a)(b)(d)	653,951	12,032,698
SolarWinds Corp. (a)(d)	2,951,044	57,604,379
Splunk, Inc. (a)	459,543	57,259,058
Symantec Corp. (d)	2,487,929	57,197,488
Tenable Holdings, Inc. (a)(d)	1,802,711	57,073,830
Varonis Systems, Inc. (a)(d)	208,244	12,417,590

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Verint Systems, Inc. (a)(d)	231,231	$13,841,488
Zscaler, Inc. (a)(d)	200,951	14,253,454
Total Software		754,281,742
Total United States		1,211,334,922
TOTAL COMMON STOCKS (Cost $1,427,357,216)		1,590,168,840

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class 2.33% (c)	14,070,616	14,070,616
TOTAL SHORT-TERM INVESTMENTS (Cost $14,070,616)		14,070,616

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 18.3%
Mount Vernon Liquid Assets Portfolio, LLC., 2.61% (c)		293,829,120
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $293,829,120)		293,829,120

Total Investments (Cost $1,735,256,952) - 118.1%		1,898,068,576
Liabilities in Excess of Other Assets - (18.1)%		(291,271,816)
TOTAL NET ASSETS - 100.0%		$1,606,796,760

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.
(c)	The rate quoted is the annualized seven-day yield at March 31, 2019.
(d)	All or a portion of this security is out on loan as of March 31, 2019.
(e)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $100,881,575, which represents 6.28% of total net assets.
(f)	As of March 31, 2019, the Fund had a significant portion of its assets in the Software Industry.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.4%
Brazil - 1.9%
IT Services - 1.9% (d)
Cielo SA	3,511,222	$8,492,541

Cyprus - 0.6%
IT Services - 0.6% (d)
QIWI PLC - ADR (a)	175,090	2,519,545

France - 4.6%
Electronic Equipment, Instruments & Components - 2.0%
Ingenico Group SA	120,923	8,629,800
IT Services - 2.6% (d)
Worldline SA (a)	191,420	11,337,554
Total France		19,967,354

Germany - 3.1%
IT Services - 3.1% (d)
Wirecard AG	107,580	13,479,781

Hong Kong - 0.8%
Electronic Equipment, Instruments & Components - 0.3%
PAX Global Technology, Ltd.	3,076,042	1,426,352
IT Services - 0.5% (d)
Huifu Payment, Ltd. (a)	4,013,516	1,993,989
Total Hong Kong		3,420,341

Japan - 2.6%
Consumer Finance - 0.3%
Jaccs Co, Ltd.	84,591	1,360,112
IT Services - 2.1% (d)
GMO Payment Gateway, Inc.	131,536	9,328,458
Software - 0.2%
Intelligent Wave, Inc. (c)	144,989	970,692
Total Japan		11,659,262

Netherlands - 3.5%
IT Services - 3.5% (d)
Adyen NV (a)	19,443	15,223,582

Puerto Rico - 1.7%
IT Services - 1.7% (d)
EVERTEC, Inc.	266,405	7,408,723

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
United Kingdom - 0.6%
Commercial Services & Supplies - 0.6%
PayPoint PLC	216,970	$2,421,830

United States - 80.1%
Consumer Finance - 11.1%
American Express Co.	225,162	24,610,206
Discover Financial Services	215,718	15,350,493
Green Dot Corp. - Class A (a)	137,848	8,360,481
Total Consumer Finance		48,321,180
IT Services - 64.9% (d)
Euronet Worldwide, Inc. (a)(c)	68,078	9,707,242
Evo Payments, Inc. - Class A (a)	295,289	8,578,145
Fidelity National Information Services, Inc. (c)	184,213	20,834,490
First Data Corp. - Class A (a)(c)	624,153	16,396,499
Fiserv, Inc. (a)(c)	228,508	20,172,686
FleetCor Technologies, Inc. (a)	60,325	14,875,542
Global Payments, Inc. (c)	110,725	15,116,177
I3 Verticals, Inc. - Class A (a)	63,165	1,517,223
MasterCard, Inc. - Class A	110,139	25,932,229
MoneyGram International, Inc. (a)	363,425	741,387
Net 1 UEPS Technologies, Inc. (a)	336,475	1,207,945
Pagseguro Digital, Ltd. - Class A (a)(c)	360,318	10,755,492
PayPal Holdings, Inc. (a)	255,303	26,510,665
StoneCo, Ltd. - Class A (a)(c)	329,986	13,565,724
Square, Inc. - Class A (a)	241,669	18,105,841
Total System Services, Inc.	140,125	13,313,276
Visa, Inc. - Class A (c)	163,969	25,610,319
Western Union Co. (c)	539,920	9,972,322
WEX, Inc. (a)	53,938	10,355,557
Worldpay, Inc. - Class A (a)	186,050	21,116,675
Total IT Services		284,385,436
Software - 1.9%
ACI Worldwide, Inc. (a)(c)	248,478	8,167,472
Technology Hardware, Storage & Peripherals - 2.1%
NCR Corp. (a)(c)	288,150	7,863,613
USA Technologies, Inc. (a)(c)	346,277	1,437,050
Total Technology Hardware, Storage & Peripherals		9,300,663
Total United States		325,853,535
TOTAL COMMON STOCKS (Cost $385,053,944)		434,767,710

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.33% (b)	2,881,715	$2,881,715
TOTAL SHORT-TERM INVESTMENTS (Cost $2,881,715)		2,881,715

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 26.1%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (b)		114,409,459
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $114,409,459)		114,409,459

Total Investments (Cost $502,345,118) - 126.2%		552,058,884
Liabilities in Excess of Other Assets - (26.2)%		(114,483,707)
TOTAL NET ASSETS - 100.0%		$437,575,177

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2019.
(c)	All or a portion of this security is out on loan as of March 31, 2019.
(d)	As of March 31, 2019, the Fund had a significant portion of its assets in the IT Services Industry.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Drone Economy Strategy ETF

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Canada - 2.3%
Aerospace & Defense - 1.6% (e)
Drone Delivery Canada Corp. (a)(b)	701,310	$608,762
Electrical Equipment - 0.7%
Ballard Power Systems, Inc. (a)(b)	85,111	256,184
Total Canada		864,946

France - 6.4%
Aerospace & Defense - 3.9% (e)
Dassault Aviation SA	477	703,627
Thales SA	6,339	759,079
Total Aerospace & Defense		1,462,706
Communications Equipment - 2.5%
Parrot SA (a)(b)(d)	260,573	932,435
Total France		2,395,141

Germany - 1.5%
Industrial Conglomerates - 1.5%
Rheinmetall AG	5,370	559,493

Israel - 1.4%
Aerospace & Defense - 1.4% (e)
Elbit Systems, Ltd.	3,937	507,759

Italy - 2.5%
Aerospace & Defense - 2.5% (e)
Leonardo SpA	80,921	940,414

Japan - 8.6%
Automobiles - 2.7%
Subaru Corp.	23,674	538,823
Yamaha Motor Co., Ltd.	23,086	452,221
Total Automobiles		991,044
Electronic Equipment, Instruments & Components - 3.1%
Hitachi, Ltd.	18,369	594,179
TDK Corp.	7,051	551,585
Total Electronic Equipment, Instruments & Components		1,145,764
Household Durables - 1.1%
Sony Corp. - ADR (a)	10,005	422,611
Technology Hardware, Storage & Peripherals - 1.7%
NEC Corp.	19,047	643,607
Total Japan		3,203,026

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Drone Economy Strategy ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Netherlands - 2.1%
Aerospace & Defense - 2.1% (e)
Airbus SE	5,984	$791,414

Republic of Korea - 1.7%
Aerospace & Defense - 1.7%
Korea Aerospace Industries, Ltd.	20,736	645,774

Spain - 1.7%
IT Services - 1.7%
Indra Sistemas SA	55,497	616,004

Sweden - 2.7%
Aerospace & Defense - 1.1% (e)
Saab AB - Series B (b)	13,153	421,443
Electronic Equipment, Instruments & Components - 1.6%
Hexagon AB - B Shares	11,592	604,705
Total Sweden		1,026,148

Turkey - 4.1%
Aerospace & Defense - 1.1% (e)
Aselsan Elektronik Sanayi Ve Ticaret AS	103,232	394,005
Household Durables - 3.0%
Vestel Elektronik Sanayi ve Ticaret AS (a)	477,036	1,102,859
Total Turkey		1,496,864

United Kingdom - 5.9%
Aerospace & Defense - 5.9% (e)
BAE Systems PLC	123,918	778,583
Cobham PLC (a)	289,673	416,147
Meggitt PLC	76,980	504,123
QinetiQ Group PLC	122,604	480,975
Total Aerospace & Defense		2,179,828

United States - 58.7%
Aerospace & Defense - 36.6% (e)
Aerovironment, Inc. (a)	55,008	3,763,096
Boeing Co.	4,653	1,774,746
General Dynamics Corp.	3,735	632,261
Harris Corp. (b)	3,036	484,880
HEICO Corp. (b)	4,674	443,422
Kratos Defense & Security Solutions, Inc. (a)	52,643	822,810
L3 Technologies, Inc. (b)	3,994	824,242
Lockheed Martin Corp.	2,167	650,447
Mercury Systems, Inc. (a)	4,804	307,840

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Drone Economy Strategy ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Northrop Grumman Corp.	2,419	$652,162
Raytheon Co.	3,657	665,867
Teledyne Technologies, Inc. (a)	1,818	430,884
Textron, Inc.	14,104	714,509
TransDigm Group, Inc. (a)	1,413	641,488
United Technologies Corp.	5,216	672,290
Total Aerospace & Defense		13,480,944
Building Products - 1.6%
Griffon Corp. (b)	32,032	591,951
Communications Equipment - 0.6%
KVH Industries, Inc. (a)	22,255	226,778
Electronic Equipment, Instruments & Components - 7.0%
FLIR Systems, Inc.	8,701	413,994
II-VI, Inc. (a)(b)	10,724	399,362
Jabil, Inc.	23,888	635,181
Littelfuse, Inc. (b)	2,985	544,703
Trimble, Inc. (a)(b)	14,438	583,295
Total Electronic Equipment, Instruments & Components		2,576,535
Household Durables - 1.7%
GoPro, Inc. - Class A (a)(b)	98,071	637,462
Industrial Conglomerates - 2.3%
Honeywell International, Inc.	5,366	852,765
Semiconductors & Semiconductor Equipment -8.9%
Ambarella, Inc.(a)(b)	36,581	1,580,299
Intel Corp.	10,795	579,692
NVIDIA Corp. (b)	3,552	637,797
Qualcomm, Inc.	8,678	494,906
Total Semiconductors & Semiconductor Equipment		3,292,694
Total United States		21,659,129
TOTAL COMMON STOCKS (Cost $35,998,866)		36,885,940

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 2.33% (c)	113,093	113,093
TOTAL SHORT-TERM INVESTMENTS (Cost $113,093)		113,093

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Drone Economy Strategy ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 18.7%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)		$6,941,759
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $6,941,759)		6,941,759

Total Investments (Cost $43,053,718) - 118.6%		43,940,792
Liabilities in Excess of Other Assets - (18.6)%		(6,893,109)
TOTAL NET ASSETS - 100.0%		$37,047,683

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of March 31, 2019.
(c)	The rate quoted is the annualized seven-day yield at March 31, 2019.
(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $932,434, which represents 2.5% of total net assets.
(e)	As of March 31, 2019, the Fund had a significant portion of its assets in the Aerospace & Defense Industry.

The accompanying notes are an integral part of these financial statements.

ETFMGTM ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
China - 11.3%
Entertainment - 4.4% (d)
Changyou.com, Ltd. - ADR	71,897	$1,229,439
iDreamSky Technology Holdings, Ltd. (a)	2,971,051	2,236,818
NetEase, Inc. - ADR	3,322	802,097
Tencent Music Entertainment Group - ADR (a)	5	91
Total Entertainment		4,268,445
Interactive Media & Services - 3.7%
Momo, Inc. - ADR (a)	31,898	1,219,780
SINA Corp. (a)	12,962	767,869
Sohu.com, Ltd. - ADR (a)(b)	36,643	607,541
YY, Inc. - ADR (a)	12,268	1,030,635
Total Interactive Media & Services		3,625,825
Software - 2.1%
Cheetah Mobile, Inc. - ADR (a)(b)	116,337	746,884
Kingsoft Corp., Ltd.	509,628	1,295,827
Total Software		2,042,711
Technology Hardware, Storage & Peripherals - 1.1%
Razer, Inc. (a)	4,920,965	1,034,350
Total China		10,971,331

France - 2.5%
Software - 2.5%
Ubisoft Entertainment SA (a)	26,521	2,360,965

Germany - 0.9%
Health Care Equipment & Supplies - 0.9%
Carl Zeiss Meditec AG	9,969	832,558

Hong Kong - 3.8%
Entertainment - 2.8% (d)
IGG, Inc.	1,602,215	2,220,664
NetDragon Websoft Holdings, Ltd.	181,655	456,339
Total Entertainment		2,677,003
Interactive Media & Services - 1.0%
Tencent Holdings, Ltd.	20,564	945,688
Total Hong Kong		3,622,691

Japan - 22.4%
Entertainment - 17.8% (d)
Aeria, Inc. (b)	80,170	455,717
Aiming, Inc. (a)(b)	101,787	337,055
Capcom Co., Ltd.	109,312	2,446,032

The accompanying notes are an integral part of these financial statements.

ETFMGTM ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Cyberstep, Inc. (a)(b)	31,781	$410,632
DeNa Co., Ltd.	45,408	682,984
Gumi, Inc. (a)(b)	73,821	469,582
GungHo Online Entertainment, Inc. (b)	408,173	1,484,198
KLab, Inc. (a)(b)	43,175	338,528
Koei Tecmo Holdings Co., Ltd.	47,417	913,001
Konami Holdings Corp.	49,084	2,128,021
Marvelous, Inc. (b)	49,738	385,500
Nexon Co., Ltd. (a)	173,295	2,711,301
Nintendo Co., Ltd.	7,255	2,065,937
Square Enix Holdings Co., Ltd.	74,682	2,614,510
Total Entertainment		17,442,998
Household Durables - 1.0%
Sony Corp. - ADR (a)	23,043	973,336
Interactive Media & Services - 2.0%
Gree, Inc.	492,662	2,009,231
Leisure Products - 1.6%
Bandai Namco Holdings, Inc.	19,113	895,033
Sega Sammy Holdings, Inc.	56,983	671,477
Total Leisure Products		1,566,510
Total Japan		21,992,075

Netherlands - 0.4%
Entertainment - 0.4% (d)
Funcom NV (a)(b)	221,704	427,988

Norway - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Nordic Semiconductor ASA (a)	238,751	999,300

Poland - 2.9%
Entertainment - 2.9% (d)
CD Projekt SA (a)	54,826	2,855,967

Republic of Korea - 16.9%
Entertainment - 14.4% (d)
Com2uS Corp.	19,043	1,751,466
Gravity Co., Ltd. - ADR (a)	9,469	610,088
Neowiz (a)	35,948	446,539
Netmarble Corp. (a)	22,264	2,451,766
Nexon GT Co., Ltd. (a)	62,255	638,949
NHN Entertainment Corp. (a)	40,990	3,195,856
Pearl Abyss Corp. (a)	13,005	1,924,800

The accompanying notes are an integral part of these financial statements.

ETFMGTM ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Webzen, Inc. (a)	129,546	$2,225,484
WeMade Entertainment Co., Ltd.	18,526	829,108
Total Entertainment		14,074,056
Hotels, Restaurants & Leisure - 0.4%
ME2ON Co., Ltd. (a)	74,245	417,305
Software - 2.1%
NCSoft Corp.	4,712	2,058,983
Total Republic of Korea		16,550,344

Sweden - 5.3%
Entertainment - 3.7% (d)
G5 Entertainment AB	22,676	236,582
Paradox Interactive AB	52,565	814,146
Stillfront Group AB (a)	22,690	556,433
THQ Nordic AB (a)(b)	93,016	2,075,960
Total Entertainment		3,683,121
Hotels, Restaurants & Leisure - 0.3%
LeoVegas AB (b)	91,274	284,504
Media - 0.9%
Modern Times Group MTG - Class B	24,451	313,221
Nordic Entertainment Group AB - Series B (a)	24,451	573,319
Total Media		886,540
Technology Hardware, Storage & Peripherals - 0.4%
Tobii AB (a)	113,606	397,126
Total Sweden		5,251,291

Switzerland - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Logitech International SA	36,609	1,440,198

Taiwan, Province of China - 5.6%
Entertainment - 1.3% (d)
Gamania Digital Entertainment Co., Ltd.	147,598	371,144
Softstar Entertainment, Inc. (a)	113,638	486,696
Userjoy Technology Co., Ltd.	172,859	364,557
Total Entertainment		1,222,397
Technology Hardware, Storage & Peripherals - 4.3%
Acer, Inc.	1,245,537	798,149
Asustek Computer, Inc.	119,690	866,010
Micro-Star International Co., Ltd.	925,510	2,597,511
Total Technology Hardware, Storage & Peripherals		4,261,670
Total Taiwan, Province of China		5,484,067

The accompanying notes are an integral part of these financial statements.

ETFMGTM ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
March 31, 2019 (Unaudited) (Continued)

	Shares	Value
United Kingdom - 0.5%
Entertainment - 0.5% (d)
Frontier Developments PLC (a)	35,336	$447,349

United States - 24.6%
Entertainment - 12.7% (d)
Activision Blizzard, Inc.	43,675	1,988,523
Electronic Arts, Inc. (a)	26,016	2,644,006
Glu Mobile, Inc. (a)	265,021	2,899,330
Take-Two Interactive Software, Inc. (a)	20,156	1,902,122
Zynga, Inc. - Class A (a)(b)	562,052	2,995,737
Total Entertainment		12,429,718
Household Durables - 0.5%
Turtle Beach Corp. (a)(b)	22,599	256,725
Vuzix Corp. (a)(b)	67,854	207,633
Total Household Durables		464,358
Interactive Media & Services - 1.4%
Alphabet, Inc. - Class C (a)	1,144	1,342,267
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (a)(b)	59,258	1,512,265
Intel Corp.	24,702	1,326,497
NVIDIA Corp. (b)	8,049	1,445,278
QUALCOMM, Inc.	13,948	795,454
Total Semiconductors & Semiconductor Equipment		5,079,494
Software - 1.3%
Microsoft Corp.	11,069	1,305,478
Specialty Retail - 1.7%
GameStop Corp. - Class A (b)	163,429	1,660,439
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	7,127	1,353,774
Immersion Corp. (a)	44,246	372,994
Total Technology Hardware, Storage & Peripherals		1,726,768
Total United States		24,008,522
TOTAL COMMON STOCKS (Cost $104,097,967)		97,244,646

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 2.33% (c)	168,721	168,721
TOTAL SHORT-TERM INVESTMENTS (Cost $168,721)		168,721

The accompanying notes are an integral part of these financial statements.

ETFMGTM ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
March 31, 2019 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 13.5%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)		$13,170,799
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $13,170,799)		13,170,799

Total Investments (Cost $117,437,487) - 113.2%		110,584,166
Liabilities in Excess of Other Assets - (13.2)%		(12,897,927)
TOTAL NET ASSETS - 100.0%		$97,686,239

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of March 31, 2019.
(c)	The rate quoted is the annualized seven-day yield at March 31, 2019.
(d)	As of March 31, 2019, the Fund had a significant portion of its assets invested in the Entertainment Industry.

The accompanying notes are an integral part of these financial statements.

ETFMGTM ETFs

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2019 (Unaudited)

	ETFMG Prime Junior Silver ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Drone Economy Strategy ETF	ETFMG Video Game Tech ETF
ASSETS
Investments in unaffiliated securities, at value*	$51,004,611	$1,831,766,583	$552,058,884	$43,940,792	$110,584,166
Investments in affiliated securities, at value*	—	66,301,993	—	—	—
Cash	—	833	—	—	—
Foreign currency*	—	3,053,363	909	—	23,599
Receivables:
Receivable for fund shares issued	—	—	1,460	—	—
Dividends and interest receivable	4,492	202,553	138,742	61,606	287,414
Securities lending income receivable	—	121,440	50,051	11,992	23,333
Receivable for investments sold	162,988	—	—	—	—
Total Assets	51,172,091	1,901,446,765	552,250,046	44,014,390	110,918,512

LIABILITIES
Collateral received for securities loaned (Note 7)	$—	$293,829,120	$114,409,459	$6,941,759	$13,170,799
Payables:
Payable for investments purchased	—	—	—	—	—
Payable for fund shares redeemed	—	—	—	—	—
Management fees payable	30,530	820,885	265,410	24,948	61,474
Foreign currency transactions	65,785	—	—	—	—
Total Liabilities	96,315	294,650,005	114,674,869	6,966,707	13,232,273
Net Assets	$51,075,776	$1,606,796,760	$437,575,177	$37,047,683	$97,686,239

NET ASSETS CONSIST OF:
Paid-in Capital	$94,388,445	$1,605,013,053	$377,393,830	$40,198,693	$118,024,613
Total Distributable Earnings	(43,312,669)	1,783,707	60,181,347	(3,151,010)	(20,338,374)
Net Assets	$51,075,776	$1,606,796,760	$437,575,177	$37,047,683	$97,686,239

*Identified Cost:

Investments in unaffiliated securities	$63,115,458	$1,659,317,389	$502,345,118	$43,053,718	$117,437,487
Investments in affiliated securities	—	75,939,563	—	—	—
Foreign currency	—	3,092,757	920	820	23,568

Shares Outstanding^	5,750,000	40,200,000	10,200,000	1,100,000	2,200,000

Net Asset Value, Offering and Redemption Price per Share	$8.88	$39.97	$42.90	$33.68	$44.40

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

ETFMGTM ETFs

STATEMENTS OF OPERATIONS
Six Months Ended March 31, 2019 (Unaudited)

	ETFMG Prime Junior Silver ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Drone Economy Strategy ETF	ETFMG Video Game Tech ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $7,573, $158,014, $18,355, $6,767, $107,005)	$54,422	$4,868,994	$ 1,571,448	$196,347	$513,920
Interest	1,819	70,489	16,065	1,014	4,234
Securities lending income	—	636,705	97,778	40,899	164,793
Total Investment Income	56,241	5,576,188	1,685,291	238,260	682,947

Expenses:
Management fees	159,528	4,655,121	1,535,358	153,020	383,954
Total Expenses	159,528	4,655,121	1,535,358	153,020	383,954
Net Investment Income (Loss)	(103,287)	921,067	149,933	85,240	298,993

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(1,560,723)	(24,877,979)	(17,028,229)	(3,542,459)	(11,555,364)
Affiliated investments	—	876,191	—	—	—
In-Kind redemptions	—	105,175,452	30,442,734	886,280	2,106,124
Foreign currency and foreign currency translation	1,079	(383,183)	(139,113)	(3,649)	(30,731)
Net Realized Gain (Loss) on Investments and In-Kind redemptions	(1,559,644)	80,790,481	13,275,392	(2,659,828)	(9,479,971)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	3,546,046	(105,119,955)	(28,681,788)	(4,666,033)	(1,316,539)
Affiliated Investments	—	(9,637,570)	—	—	—
Foreign currency and foreign currency translation	661	7,892	4,147	(466)	(51)
Net change in Unrealized Appreciation (Depreciation) of Investments	3,546,707	(114,749,633)	(28,677,641)	(4,666,499)	(1,316,590)
Net Realized and Unrealized Gain (Loss)on Investments	1,987,063	(33,959,152)	(15,402,249)	(7,326,327)	(10,796,561)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,883,776	$(33,038,085)	$(15,252,316)	$(7,241,087)	$(10,497,568)

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Junior Silver ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
OPERATIONS
Net investment loss	$(103,287)	$(170,013)
Net realized loss on investments and In-Kind Redemptions	(1,559,644)	(4,788,957)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	3,546,707	(12,032,384)
Net increase (decrease) in net assets resulting from operations	1,883,776	(16,991,354)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(713,794)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	4,640,325	4,224,315
Net increase (decrease) in net assets	$5,810,307	$(12,767,039)

NET ASSETS
Beginning of Year/Period	45,265,469	58,032,508
End of Year/Period	$51,075,776	$45,265,469

(a) Summary of share transactions is as follows:

	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Shares Sold	700,000	$6,009,000	1,200,000	$13,405,115
Shares Redeemed	(150,000)	(1,368,675)	(900,000)	(9,180,800)
Net Transactions in Fund Shares	550,000	$4,640,325	300,000	$4,224,315
Beginning Shares	5,200,000		4,900,000
Ending Shares	5,750,000		5,200,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
OPERATIONS
Net investment income	$921,067	$967,947
Net realized gain on investments and In-Kind Redemptions	80,790,481	179,695,195
Net change in unrealized appreciation (depreciation) of investments	(114,749,633)	196,777,306
Net increase (decrease) in net assets resulting from operations	(33,038,085)	377,440,448

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(1,250,082)	(125,955)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	(194,782,595)	361,172,935
Transaction Fees (See Note 1)	6,068	14,139
Net increase (decrease) in net assets from capital share transactions	(194,776,527)	361,187,074
Total increase (decrease) in net assets	$(229,064,694)	$738,501,567

NET ASSETS
Beginning of Year/Period	1,835,861,454	1,097,359,887
End of Year/Period	$1,606,796,760	$1,835,861,454

(a)	Summary of share transactions is as follows:

	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Shares Sold	5,950,000	$218,933,155	26,900,000	$997,959,795
Transaction Fees (See Note 1)	—	6,068	—	14,139
Shares Redeemed	(11,550,000)	(413,715,750)	(17,550,000)	(636,786,860)
Net Transactions in Fund Shares	(5,600,000)	$(194,776,527)	9,350,000	$361,187,074
Beginning Shares	45,800,000		36,450,000
Ending Shares	40,200,000		45,800,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
OPERATIONS
Net investment income	$149,933	$518,809
Net realized gain on investments and In-Kind Redemptions	13,275,392	28,616,661
Net change in unrealized appreciation (depreciation) of investments	(28,677,641)	56,372,502
Net increase (decrease) in net assets resulting from operations	(15,252,316)	85,507,972

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(2,286,407)	(61,070)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	(67,795,095)	266,385,415
Transaction Fees (See Note 1)	34,733	48,505
Net increase (decrease) in net assets from capital share transactions	(67,760,362)	266,433,920
Total increase (decrease) in net assets	$(85,299,085)	$351,880,822

NET ASSETS
Beginning of Year/Period	522,874,262	170,993,440
End of Year/Period	$437,575,177	$522,874,262

(a)	Summary of share transactions is as follows:

	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Shares Sold	2,000,000	$78,475,440	9,200,000	$351,060,880
Transaction Fees (See Note 1)	—	34,733	—	48,505
Shares Redeemed	(4,000,000)	(146,270,535)	(2,250,000)	(84,675,465)
Net Transactions in Fund Shares	(2,000,000)	$(67,760,362)	6,950,000	$266,433,920
Beginning Shares	12,200,000		5,250,000
Ending Shares	10,200,000		12,200,000

The accompanying notes are an integral part of these financial statements.

ETFMG Drone Economy Strategy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
OPERATIONS
Net investment income	$85,240	$189,857
Net realized gain (loss) on investments and In-Kind Redemptions	(2,659,828)	3,991,077
Net change in unrealized appreciation (depreciation) of investments	(4,666,499)	4,505
Net increase (decrease) in net assets resulting from operations	(7,241,087)	4,185,439

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(57,984)	(404,140)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	(6,425,125)	9,035,745
Transaction Fees (See Note 1)	1,012	5,629
Net increase (decrease) in net assets from capital share transactions	(6,424,113)	9,041,374
Total increase (decrease) in net assets	$(13,723,184)	$12,822,673

NET ASSETS
Beginning of Year/Period	50,770,867	37,948,194
End of Year/Period	$37,047,683	$50,770,867

(a)	Summary of share transactions is as follows:

	Period Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	700,000	$25,292,665
Transaction Fees (See Note 1)	—	1,012	—	5,629
Shares Redeemed	(200,000)	(6,425,125)	(450,000)	(16,256,920)
Net Transactions in Fund Shares	(200,000)	$(6,424,113)	250,000	$9,041,374
Beginning Shares	1,300,000		1,050,000
Ending Shares	1,100,000		1,300,000

The accompanying notes are an integral part of these financial statements.

ETFMG Video Game Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
OPERATIONS
Net investment income	$298,993	$1,420,708
Net realized gain (loss) on investments and In-Kind Redemptions	(9,479,971)	6,650,718
Net change in unrealized appreciation (depreciation) of investments	(1,316,590)	(8,639,103)
Net decrease in net assets resulting from operations	(10,497,568)	(567,677)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(347,317)	(1,401,544)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	(22,094,005)	92,609,390
Transaction Fees (See Note 1)	15,910	35,374
Net increase (decrease) in net assets from capital share transactions	(22,078,095)	92,644,764
Net increase (decrease) in net assets	$(32,922,980)	$90,675,543

NET ASSETS
Beginning of Year/Period	130,609,219	39,933,676
End of Year/Period	$97,686,239	$130,609,219

(a) Summary of share transactions is as follows:

	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Shares Sold	150,000	$5,770,815	2,550,000	$127,750,900
Transaction Fees (See Note 1)	—	15,910	—	35,374
Shares Redeemed	(700,000)	(27,864,820)	(700,000)	(35,141,510)
Net Transactions in Fund Shares	(550,000)	$(22,078,095)	1,850,000	$92,644,764
Beginning Shares	2,750,000		900,000
Ending Shares	2,200,000		2,750,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Junior Silver ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net Asset Value, Beginning of Year/Period	$8.70	$11.84	$15.57	$5.28	$10.00	$11.71
Income (Loss) from Investment Operations:
Net investment loss [1]	(0.02)	(0.03)	(0.06)	(0.06)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	0.20	(3.11)	(3.61)	10.47	(4.69)	(1.64)
Total from investment operations	0.18	(3.14)	(3.67)	10.41	(4.72)	(1.70)
Less Distributions:
Distributions from net investment income	—	—	(0.06)	(0.12)	—	(0.01)
Total distributions	—	—	(0.06)	(0.12)	—	(0.01)
Net asset value, end of year/period	$8.88	$8.70	$11.84	$15.57	$5.28	$10.00
Total Return	3.77%[2]	-26.50%	-23.53%	201.99%	-47.20%	-14.52%
Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$51,076	$45,265	$58,033	$77,065	$3,432	$6,997
Expenses to Average Net Assets before legal expense	0.69%[3]	0.69%	0.69%	0.69%	0.69%	0.69%
Gross Expenses to Average Net Assets	0.69%[3]	0.69%	0.72%[4]	0.69%	0.69%	0.69%
Net Investment Loss to Average Net Assets [3]	-0.45%[3]	-0.32%	-0.48%	-0.45%	-0.39%	-0.52%
Portfolio Turnover Rate	8%[2]	36%	69%	33%	55%	44%

[1]	Calculated based on average shares outstanding during the year/period.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of expenses to average net assets includes legal expense. See note 11 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[1]
Net Asset Value, Beginning of Year/Period	$40.08	$30.11	$27.91	$25.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.02	0.03	(0.01)	0.30	(0.05)
Net realized and unrealized gain (loss) on investments	(0.13)	9.94	2.34	2.52	0.33
Total from investment operations	(0.11)	9.97	2.33	2.82	0.28
Less Distributions:
Distributions from net investment income	—	(0.00)[3]	(0.13)	(0.19)	—
Total distributions	—	(0.00)[3]	(0.13)	(0.19)	—
Net asset value, end of year/period	$39.97	$40.08	$30.11	$27.91	$25.28
Total Return	-0.19%[4]	33.16%	8.42%	11.23%	1.11%[4]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$1,606,797	$1,835,861	$1,097,360	$803,794	$1,059,125

Expenses to Average Net Assets before legal expense	0.60%[5]	0.60%	0.68%	0.75%	0.75%[5]
Gross Expenses to Average Net Assets	0.60%[5]	0.60%	0.72%[6]	0.75%	0.75%[5]
Net Investment Income (Loss) to Average Net Assets	0.12%[5]	0.07%	-0.03%	1.21%	-0.19%[5]
Portfolio Turnover Rate	14%[4]	41%	53%	34%	31%[4]

[1]	Commencement of operations on November 11, 2014.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Per share amount is less than $0.01.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of expenses to average net assets includes legal expense. See note 11 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[1]

Net Asset Value, Beginning of Year/Period	$42.86	$32.57	$24.96	$23.53	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.02	0.07	0.03	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	0.03	10.22	7.60	1.39	(1.46)
Total from investment operations	0.05	10.29	7.63	1.54	(1.47)
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.02)	(0.11)	—
Total distributions	(0.01)	(0.01)	(0.02)	(0.11)	—
Capital Share Transactions:
Transaction fees added to paid-in capital	—	0.01	—	—
Net asset value, end of year/period	$42.90	$42.86	$32.57	$24.96	$23.53
Total Return	0.80%[3]	31.62%	30.59%	6.51%	-5.86%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$437,575	$522,874	$170,993	$8,734	$4,707

Expenses to Average Net Assets before legal expense	0.75%[4]	0.75%	0.75%	0.75%	0.75%[4]
Gross Expenses to Average Net Assets	0.75%[4]	0.75%	0.80%[5]	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.09%[4]	0.16%	0.12%	0.63%	-0.23%[4]
Portfolio Turnover Rate	11%[3]	16%	31%	32%	8%[3]

[1]	Commencement of operations on July 15, 2015.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets includes legal expense. See note 11 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Drone Economy Strategy ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Year/Period	$39.05	$36.14	$26.75	$25.00
Income (Loss) from Investment Operations:
Net investment income [2]	0.07	0.15	0.27	0.11
Net realized and unrealized gain (loss) on investments	(5.12)	3.08	9.26	1.68
Total from investment operations	(5.05)	3.23	9.53	1.79
Less Distributions:
Distributions from net investment income	(0.05)	(0.13)	(0.04)	(0.04)
Net realized gains	—	(0.19)	(0.10)	—
Total distributions	(0.05)	(0.32)	(0.14)	(0.04)
Net asset value, end of year/period	$33.95	$39.05	$36.14	$26.75
Total Return	-13.62%[3]	9.03%	36.39%	7.15%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$37,048	$50,771	$37,948	$6,686

Expenses to Average Net Assets before legal expense	0.75%[4]	0.75%	0.75%	0.75%[4]
Gross Expenses to Average Net Assets	0.75%[4]	0.75%	0.79%[5]	0.75%[4]
Net Investment Income to Average Net Assets	0.42%[4]	0.42%	0.87%	0.68%[4]
Portfolio Turnover Rate	9%[3]	42%	21%	13%[3]

[1]	Commencement of operations on March 8, 2016.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets includes legal expense. See note 11 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Video Game Tech ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Year/Period	$47.49	$44.37	$32.90	$25.00
Income (Loss) from Investment Operations:
Net investment income [2]	0.13	0.74	0.33	0.08
Net realized and unrealized gain (loss) on investments	(3.08)	2.98	11.71	7.82
Total from investment operations	(2.95)	3.72	12.04	7.90
Less Distributions:
Distributions from net investment income	(0.15)	(0.59)	(0.18)	—
Net realized gains	—	(0.03)	(0.39)	—
Total distributions	(0.15)	(0.62)	(0.57)	—
Capital Share Transactions:
Transaction fees added to paid-in capital	0.01	0.02	—	—
Net asset value, end of year/period	$44.40	$47.49	$44.37	$32.90
Total Return	-6.16%[3]	8.38%	37.67%	31.62%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$97,686	$130,609	$39,934	$6,581

Expenses to Average Net Assets before legal expense	0.75%[4]	0.75%	0.75%	0.74%[4]
Gross Expenses to Average Net Assets	0.75%[4]	0.75%	0.82%[5]	0.74%[4]
Net Investment Income to Average Net Assets	0.62%[4]	1.48%	0.86%	0.44%[4]
Portfolio Turnover Rate	16%[3]	42%	49%	10%[3]

[1]	Commencement of operations on March 8, 2016.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets includes legal expense. See note 11 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Prime Junior Silver ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Drone Economy Strategy ETF (“IFLY”), and ETFMG Video Game Tech ETF (“GAMR”) (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
SILJ	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (“Prime Silver Index”).
HACK	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the Prime Cyber Defense Index (“Prime Cyber Index”).
IPAY	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (“Prime Mobile Index”).
IFLY	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone™ Index.
GAMR	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2019, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2019:

SILJ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$47,948,024	$2,412,173	$—	$50,360,197
Rights	—	330,856	—	330,856
Short Term Investments	313,558	—	—	313,558
Total Investments in Securities	$48,261,582	$2,743,029	$—	$51,004,611

HACK
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,590,168,840	$—	$—	$1,590,168,840
Short Term Investments	14,070,616	—	—	14,070,616
Investments Purchased with Securities Lending Collateral*	—	—	—	293,829,120
Total Investments in Securities	$1,604,239,456	$—	$—	$1,898,068,576

IPAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$434,767,710	$—	$—	$434,767,710
Short Term Investments	2,881,715	—	—	2,881,715
Investments Purchased with Securities Lending Collateral*	—	—	—	114,409,459
Total Investments in Securities	$437,649,425	$—	$—	$552,058,884

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

IFLY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$36,885,940	$—	$—	$36,885,940
Short Term Investments	113,093	—	—	113,093
Investments Purchased with Securities Lending Collateral*	—	—	—	6,941,759
Total Investments in Securities	$36,999,033	$—	$—	$43,940,792

GAMR
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$97,244,646	$—	$—	$97,244,646
Short Term Investments	168,721	—	—	168,721
Investments Purchased with Securities Lending Collateral*	—	—	—	13,170,799
Total Investments in Securities	$97,413,367	$—	$—	$110,584,166

^	For further information regarding security characteristics, see the Schedule of Investments.
(1)	Includes a security valued at $0.
*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

As of March 31, 2019, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds are not actively managed. Therefore, the Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Funds’ expenses, the Funds’ performance may be below that of their respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

SILJ	0.69%
HACK	0.60%
IPAY	0.75%
IFLY	0.75%
GAMR	0.75%

The Advisor has an agreement with, and is dependent on, a third party to pay the Funds’ expenses in excess of the annual expense rates of each Funds’ average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Sponsor provides marketing support for the Funds, including distributing marketing materials related to the Funds. The Advisor has entered into an agreement with ETFMG Financial, LLC (“the Sponsor”). The Sponsor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC serves as the index provider for SILJ, HACK, IPAY, and GAMR. Reality Shares, LLC serves as the index provider for IFLY.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the period ended March 31, 2019, the Funds did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2019:

	Purchases	Sales
SILJ	$3,479,185	$4,360,952
HACK	270,891,767	220,290,322
IPAY	45,646,573	52,185,693
IFLY	3,805,822	4,045,913
GAMR	16,134,340	19,872,404

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2019:

	Purchases In-Kind	Sales In-Kind

SILJ	$5,987,400	$1,167,177
HACK	211,997,528	409,755,889
IPAY	73,654,635	136,978,911
IFLY	—	6,220,243
GAMR	4,570,006	22,769,810

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2019.

NOTE 7 — SECURITIES LENDING

The Funds, except for SILJ, may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the period ended March 31, 2019, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

As of the period ended March 31, 2019, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
HACK	$290,449,266	$293,829,120
IPAY	112,350,388	114,409,459
IFLY	6,701,460	6,941,759
GAMR	12,561,242	13,170,799

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SILJ	$66,928,849	$540,845	$(22,106,575)	$(21,565,730)
HACK	1,866,926,814	307,310,359	(79,737,616)	227,572,743
IPAY	511,658,553	94,899,463	(19,465,723)	75,433,740
IFLY	51,348,181	10,588,189	(6,171,270)	4,416,919
GAMR	156,268,962	13,586,427	(22,748,527)	(9,162,100)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2018, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated (Loss)
SILJ	$713,794	$—	$713,794	$(23,630,715)	$(44,482,651)
HACK	—	—	—	(191,500,869)	36,071,874
IPAY	1,559,775	726,555	2,286,330	—	77,720,070
IFLY	15,364	—	15,364	(284,222)	4,148,061
GAMR	281,317	—	281,317	(612,706)	(9,493,489)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

As of September 30, 2018, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
SILJ	$13,246,133	$10,384,582	Indefinite
HACK	107,836,484	83,656,390	Indefinite
IPAY	—	—	Indefinite
IFLY	261,490	22,732	Indefinite
GAMR	612,706	—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2018.

	Late Year Ordinary Loss	Post- October Capital Loss
SILJ	$—	$—
HACK	7,995	—
IPAY	—	—
IFLY	—	—
GAMR	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:

	Undistributed Accumulated Net Investment Income/(Loss)	Accumulated Net Realized (Loss)	Paid-In Capital
SILJ	$721,191	$(115,711)	$(605,480)
HACK	83,497	(189,120,329)	189,036,832
IPAY	(34,499)	(28,546,941)	28,581,440
IFLY	(22,836)	(5,193,188)	5,216,024
GAMR	18,692	(10,537,949)	10,519,257

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

The components of the distributions to shareholders during the year ended September 30, 2018, and the year ended September 30, 2017 were as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
SILJ	$—	$—	$258,169	$—
HACK	125,955	—	3,740,625	—
IPAY	61,070	—	31,641	—
IFLY	401,757	2,383	129,906	—
GAMR	1,401,544	—	211,320	—

NOTE 9 – INVESTMENTS IN AFFILIATES

ETFMG Prime Cyber Security ETF

ETFMG Prime Cyber Security ETF owned 5% or more of the voting securities of the following companies during the period ended March 31, 2019. Both Secure Works Corp and Carbonite, Inc. are deemed to be affiliates of the Fund as defined by the 1940 Act. Transactions during the period in these securities were as follows:

Security Name	Value September 30, 2018	Purchases	Sales	Realized Gain (Loss)(1)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value March 31, 2019	Ending Shares
SecureWorks Corp *	$13,790,470	$2,220,611	$(6,959,189)	$2,417,483	$563,224	$—	$12,032,698	653,951
Carbonite, Inc *	56,116,701	22,694,902	(9,936,667)	(1,541,292)	(15,064,350)	—	54,269,295	2,187,396
	$69,907,171	$24,915,513	$(16,895,856)	$876,191	$(14,501,126)	$—	$66,301,993	2,841,347

ETFMG Prime Mobile Payments ETF

ETFMG Prime Mobile Payments ETF owned 5% or more of the voting securities of the following company during the period ended March 31, 2019. After ETFMG Prime Mobile Payments ETF sold all of their holdings in Dai-ichi Life Holdings, Inc, the security is no longer deemed to be an affiliate of the Fund as defined by the 1940 Act. Transactions during the period in this security were as follows:

Security Name	Value September 30, 2018	Purchases	Sales	Realized Gain (Loss)(1)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value March 31, 2019	Ending Shares
Dai-ichi Life Holdings, Inc.	$19,062,782	$3,452,415	$(17,014,859)	$(4,604,251)	$(896,086)	$—	$—	—

* Affiliate as of March 31, 2019.

(1) Realized Gains (Losses) include transactions in affiliated investments and affiliated in-kind redemptions.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

In March 2017, the FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 11 – LEGAL MATTERS

The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief. Both motions were denied, and the matter is now proceeding through pretrial discovery. The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

The Adviser and its parent, Exchange Traded Managers Group, LLC are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded Fund discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and asserted counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements. A bench trial on this matter began on May 13, 2019 and is ongoing as of the date of the mailing of the Fund’s semi-annual reports. Management of the Trust and the Fund, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Fund’s financial statements.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2019 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 22, 2019, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of ETFMG Prime Junior Silver ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Drone Economy Strategy ETF (“IFLY”) and ETFMG Video Game Tech ETF (“GAMR”) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Funds’ shareholders by the Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 22, 2019, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”).

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2019 (Unaudited) (Continued)

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Historical Performance

The Board then considered the past performance of the Funds. The Board reviewed information regarding the performance history of the Funds over various time periods ending January 31, 2019, including the year-to-date period, the most recent one-, three- and five-year periods, as applicable, and the period since each Fund’s inception. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error over certain periods of time. The Board noted that the Funds had underperformed their underlying indexes over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes. The Board considered other factors that contributed to the Funds’ tracking error, including cash drag and the effect of trading stocks denominated in foreign currencies, as well as the tracking error that resulted from the rebalances of the Funds’ underlying indexes. The Board noted management’s representation that the Funds’ performance was in an acceptable range relative to their underlying indexes. The Board concluded that, after taking these factors into account, each of the Funds satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided and Economies of Scale

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board noted that the advisory fee for each of the Funds was higher than the average and median expense ratios for its comparable ETFs. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies and limited comparable ETFs.

The Board also noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board further noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account the profitability analysis provided by the Adviser. The Board concluded that the advisory fee for each of the Funds was reasonable in light of the factors considered.

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2019 (Unaudited) (Continued)

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds. The Trustees concluded that the flat advisory fee was reasonable.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

ETFMG™ ETFs

EXPENSE EXAMPLES

For the Six Months Ended March 31, 2019 (Unaudited)

As a shareholder of SILJ, HACK, IPAY, IFLY, and GAMR (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019) for the Funds.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During the Period ^	Annualized Expense Ratio During the Period October 1, 2018 to March 31, 2019
SILJ
Actual	$1,000.00	$1,037.70	$3.51	0.69%
Hypothetical (5% annual)	1,000.00	1,021.49	3.48	0.69%
HACK
Actual	1,000.00	998.10	2.99	0.60%
Hypothetical (5% annual)	1,000.00	1,021.94	3.02	0.60%
IPAY
Actual	1,000.00	1,008.00	3.75	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	0.75%
IFLY
Actual	1,000.00	863.80	3.49	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	0.75%
GAMR
Actual	1,000.00	938.40	3.62	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period for the Funds.

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION

March 31, 2019 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Fund files its Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Funds’ first and third fiscal quarters. For each Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Funds’ N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website at www.etfmg.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmg.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmg.com. Read the prospectus carefully before investing.

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, WI 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report
March 31, 2019

ETFMG Alternative Harvest ETF

Ticker: MJ

Beginning on January l, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The fund is a series of ETF Managers Trust.

ETFMG Alternative Harvest ETF

March 31, 2019 (Unaudited)

ETFMG Alternative Harvest ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ETFMG Alternative Harvest Exchange-Traded Fund (“MJ” or the “Fund”). The following information pertains to the fiscal period from October 1, 2018 to March 31, 2019.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Alternative Harvest Index (the “Index”).

Over the period, the total return for the Fund was - 6.85%, while the total return for the Index was - 8.46%. The best performers on the basis of contribution to return were Cronos, Organigram Holdings, and Schweitzer-Mauduit, while the worst performers were Tilray, Insys Therapeutics, and Aurora Cannabis.

We thank you for your interest in the Fund. You can find further details about MJ by visiting www.etfmj.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

3

ETFMG Alternative Harvest ETF

Growth of $10,000 (Unaudited)

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmarks:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception** - March 31, 2019
ETFMG Alternative Harvest ETF - NAV	(6.85)%	25.19%	17.65%	19.53%
ETFMG Alternative Harvest ETF - Market Price	(7.40)%	25.94%	16.68%	18.26%
S&P 500 Index *** (1)	(1.72)%	9.50%	13.51%	12.53%
Prime Alternative Harvest Index **** (1)	(8.46)%	33.11%	20.53%	21.93%

Total Fund Operating Expenses (2)				0.75%

*The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded Net Asset Value “NAV” on March 31, 2019. Performance data current to the most recent month end may be obtained by visiting www.etfmj.com or by calling 1-844-383-6477.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the January 31, 2019 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**       As of the close of business on the day of commencement of trading on December 3, 2015.

***     The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

****   The Prime Alternative Harvest Index has been created to provide investors with a product that enables them to take advantage of both event-driven news and long-term trends in the cannabis industry as well as the industries likely to be influenced by the medicinal and recreational cannabis legalization initiatives taking place in many locations globally.

(1)

The return reflects the actual performance through March 29, 2018 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

(2)	The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2019.
4

ETFMG Alternative Harvest ETF

Top Ten Holdings*

	Security	% of Total Investments†
1	Aurora Cannabis, Inc	8.0%
2	GW Pharmaceuticals PLC	7.3%
3	Cronos Group, Inc.	5.8%
4	Canopy Growth Corp.	5.5%
5	Tilray, Inc.	5.1%
6	Green Organic Dutchman Holdings Ltd.	4.2%
7	HEXO CORP.	3.7%
8	Aphria, Inc.	3.3%
9	CannTrust Holdings, Inc.	3.1%
10	Corbus Pharmaceuticals Holdings, Inc.	2.8%

	Top Ten Holdings = 48.8% of Total Investments† * Current Fund holdings may not be indicative of future Fund holdings. † Percentage of total investments less cash.

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed listing of the Fund’s holdings.

5

ETFMG Alternative Harvest ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s prospectus.

The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Cannabis companies and pharmaceutical companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only and Redemption Units only, typically consisting of aggregations of 50,000 shares.

6

ETFMG Alternative Harvest ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2019 (Unaudited)

ETFMG Alternative Harvest ETF
As a percent of Net Assets:
Canada	54.7%
United States	26.2%
United Kingdom	12.8%
Sweden	2.1%
Italy	2.0%
Japan	1.8%
Stock Warrant	0.1%
Mexico	0.0 ^%
Short-Term and other Net Assets (Liabilities)	0.3%
100.0%

^ Less than 0.05%.

7

ETFMG Alternative Harvest ETF

Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Canada - 54.7%
Investment Companies - 7.8%
Canopy Rivers, Inc. (a)	3,137,626	$8,828,132
Cronos Group, Inc. (a) ^	4,704,384	86,701,797
Total Investment Companies		95,529,929
Pharmaceuticals - 46.9%
Aphria, Inc. (a) ^	5,251,532	48,944,278
Aurora Cannabis, Inc. (a) ^	13,087,656	118,574,163
Auxly Cannabis Group, Inc. (a)	16,929,523	10,894,893
CannTrust Holdings, Inc. (a)	6,000,635	46,519,683
Canopy Growth Corp. (a) ^	1,903,096	82,537,274
Emerald Health Therapeutics, Inc. (a)	4,948,066	14,958,796
Green Organic Dutchman Holdings Ltd. (a)	17,338,029	62,535,488
HEXO Corp. (a)	8,231,167	54,572,637
Newstrike Resources Ltd. (a)	11,027,666	4,456,123
Organigram Holdings, Inc. (a)	6,014,477	40,506,075
Supreme Cannabis Co., Inc. (a)	6,954,152	11,448,449
Tilray, Inc. (a) ^	1,148,938	75,278,418
Vivo Cannabis, Inc. (a)	5,967,775	4,376,413
Total Pharmaceuticals		575,602,690
Total Canada		671,132,619

Italy - 2.0%
Machinery - 2.0%
Gima TT SpA	3,109,858	24,851,961

Japan - 1.8%
Tobacco - 1.8%
Japan Tobacco, Inc.	886,333	21,952,396

Mexico - 0.00%
Construction & Engineering - 0.00%
Empresas ICA SAB de CV (a)(b)	155,893	—

Sweden - 2.1%
Tobacco - 2.1%
Swedish Match AB	505,893	25,790,603

United Kingdom - 12.8%
Pharmaceuticals - 8.8%
GW Pharmaceuticals PLC - ADR (a)	641,656	108,163,952
Tobacco - 4.0%
British American Tobacco PLC	637,595	26,524,123
Imperial Brands PLC	684,049	23,382,719
Total Tobacco		49,906,842
Total United Kingdom		158,070,794

The accompanying notes are an integral part of these financial statements.

8

ETFMG Alternative Harvest ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
United States - 26.2%
Biotechnology - 10.1%
Arena Pharmaceuticals, Inc. (a)	494,343	$22,161,397
Cara Therapeutics, Inc. (a)	1,491,336	29,260,012
Corbus Pharmaceuticals Holdings, Inc. (a)	6,112,993	42,485,301
Insys Therapeutics, Inc. (a) ^	6,606,491	30,521,988
Total Biotechnology		124,428,698
Chemicals - 2.0%
Scotts Miracle-Gro Co.	310,835	24,425,414
Paper & Forest Products - 2.3%
Schweitzer-Mauduit International, Inc.	725,069	28,074,672
Tobacco - 11.8%
22nd Century Group, Inc. (a) ^	9,982,769	17,070,535
Altria Group, Inc.	460,069	26,421,763
Philip Morris International, Inc.	296,499	26,207,547
Turning Point Brands, Inc.	642,549	29,615,083
Universal Corp.	389,116	22,424,755
Vector Group Ltd.	2,097,121	22,627,936
Total Tobacco		144,367,619
Total United States		321,296,403
TOTAL COMMON STOCKS (Cost $1,116,660,943)		1,223,094,776

COLLATERAL FOR SECURITIES LOANED - 21.6% +
Stock Loan Cash Collateral - 21.6%
Stock Loan Cash Collateral (Cost $264,861,677)		264,861,677

STOCK WARRANT - 0.1%
Canada - 0.1%
SpinCo Unit Warrant (a) (Cost $995,678)		831,169

Total Investments (Cost $1,382,518,298) - 121.3%		$1,488,787,622
Liabilities in Excess of Other Assets - (21.3)%		(261,038,140)
NET ASSETS - 100.0%		$1,227,749,482

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a) Non-income producing security.

(b) Includes a security that is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $0 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.

+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $264,861,677 as of March 31, 2019.

^ All or a portion of this security is out on loan as of March 31, 2019. Total value of securities out on loan is $264,861,677.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P.

The accompanying notes are an integral part of these financial statements.

9

ETFMG Alternative Harvest ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2019 (Unaudited)

ETFMG Alternative Harvest ETF
ASSETS
Investment securities:
At cost	$1,382,518,298
At value	$1,488,787,622
Cash	5,984,486
Foreign Cash (Cost $726,053)	723,913
Receivable for Fund shares sold	1,799,319
Securities lending income	1,586,753
Dividends and interest receivable	1,180,881
TOTAL ASSETS	1,500,062,974

LIABILITIES
Collateral received for securities loaned (Note 7)	264,861,677
Payable for investments purchased	6,750,263
Management fees payable	701,552
TOTAL LIABILITIES	272,313,492
NET ASSETS	$1,227,749,482

Net Assets Consist Of:
Paid in capital	$1,208,366,072
Accumulated earnings	19,383,410
NET ASSETS	$1,227,749,482

Net Asset Value Per Share:
Net Assets	$1,227,749,482
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	33,850,000
Net asset value (Net Assets ÷ Shares Outstanding)	$36.27

The accompanying notes are an integral part of these financial statements.

10

ETFMG Alternative Harvest ETF

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2019 (Unaudited)

ETFMG Alternative Harvest ETF
INVESTMENT INCOME
Dividends (Foreign tax withholdings $168,417)	$4,844,158
Securities Iending Income	11,136,976
TOTAL INVESTMENT INCOME	15,981,134

EXPENSES
Management fees	3,038,633
TOTAL EXPENSES	3,038,633
NET INVESTMENT INCOME	12,942,501

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
In-kind redemptions	66,259,078
Investments	(89,972,600)
Foreign currency transactions	(1,131,567)
(24,845,089)

Net change in unrealized appreciation (depreciation) on:
Investments	(19,045,747)
Foreign currency translations	759,558
(18,286,189)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(43,131,278)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,188,777)

The accompanying notes are an integral part of these financial statements.

11

ETFMG Alternative Harvest ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS
Net investment income	$12,942,501	$3,481,427
Net realized loss on investments and foreign currency transactions	(24,845,089)	(58,906,465)
Net change in unrealized appreciation (deppreciation) on investments	(18,286,189)	123,759,815
Net increase (decrease) in net assets resulting from operations	(30,188,777)	68,334,777

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid: *	(13,033,500)	—
From net investment income	—	(2,416,185)
From net realized gains	—	(40,848)
Net decrease in net assets resulting from distributions to shareholders	(13,033,500)	(2,457,033)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	728,322,840	666,343,766
Cost of shares redeemed	(137,566,338)	(58,977,855)
Transaction Fees (Note 1)	656,005	44,190
Net increase in net assets resulting from shares of beneficial interest	591,412,507	607,410,101

TOTAL INCREASE IN NET ASSETS	548,190,230	673,287,845

NET ASSETS
Beginning of Period	679,559,252	6,271,407
End of Period	$1,227,749,482	$679,559,252

SHARE ACTIVITY
Shares Sold	20,850,000	19,000,000
Shares Redeemed	(4,100,000)	(2,100,000)
Net increase in shares of beneficial interest outstanding	16,750,000	16,900,000

* Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

The accompanying notes are an integral part of these financial statements.

12

ETFMG Alternative Harvest ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016 (1)
Net asset value, beginning of period	$39.74		$31.36	$29.64	$25.00

Activity from investment operations:
Net investment income (2)	0.52		0.37	0.57	0.98
Net realized and unrealized gain (loss) on investments	(3.48)		8.95	4.42	4.59
Total from investment operations	(2.96)		9.32	4.99	5.57

Less distributions from:
Net investment income	(0.51)		(0.74)	(2.56)	(0.93)
Net realized gains	—		(0.20)	(0.71)	—
Total distributions	(0.51)		(0.94)	(3.27)	(0.93)

Net asset value, end of period	$36.27		$39.74	$31.36	$29.64

Total return (4)	(6.85	)%(6)	33.85%	20.23%	22.63	%(6)

Net assets, at end of period (000s)	$1,227,749		$679,559	$6,271	$2,964

Ratio of net expenses to average net assets (5)	0.75%		0.75%	0.79%	0.79%
Ratio of net investment income to average net assets (5)	3.19%		1.18%	1.98%	5.88%

Portfolio Turnover Rate (3)	127	%(6)	97%	44%	44	%(6)

(1)	Commencement of operations on December 2, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(5)	Annualized for periods less than one year.
(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

13

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

1.	ORGANIZATION

ETFMG Alternative Harvest ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Alternative Harvest Index (the “Index”). The Fund commenced operations on December 2, 2015 as the Tierra XP Latin America Real Estate ETF.

Effective December 26, 2017, the Board of Trustees of the Trust approved the following changes to the Fund: a) The Fund’s name was changed to the ETFMG Alternative Harvest ETF; b) the Fund’s underlying index, the Solactive Latin America Real Estate Index, was replaced with the Prime Alternative Harvest Index; c) The Fund’s investment objective was changed to the following: “The ETFMG Alternative Harvest ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Alternative Harvest Index” (the “New Index”); and d) the non-fundamental policy that, under normal circumstances, the Fund will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of real estate related companies in Latin America was eliminated.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges are included in “Transaction Fees” in the Statement of Changes in Net Assets.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

14

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2019, the Fund held one fair valued security which was without value.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –  Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2  – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

15

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ assets measured at fair value as of March 31, 2019:

ETFMG Alternative Harvest ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$1,223,094,776	$—	$—	(a)	$1,223,094,776
Collateral for Securities Loaned*	—	—	—		264,861,677
Stock Warrant	—	831,169	—		831,169
Total Investments in Securities	$1,223,094,776	$831,169	$—		$1,488,787,622

^ See Schedule of Investments for classifications by country and industry.

(a) Includes a security valued at $0.

The ETFMG Alternative Harvest ETF held a Level 3 security at the end of the period. The security classified as Level 3 is deemed immaterial. This security transferred from Level 1 to Level 3 due to being previously priced in an active market. There were no transfers into or out of Level 2 during the six months ended March 31, 2019. Transfers between levels are recognized at the end of the reporting period.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Federal Income Taxes - The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

16

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

Management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

Security transactions and Investment Income –  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

Foreign Currency Translations and Transactions - The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i)	market value of investment securities, assets and liabilities at the daily rates of exchange, and

(ii)	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Distributions to shareholders – Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis. Distributions to Shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Share Valuation - The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

Guarantees and Indemnification – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

17

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

3.	RISK FACTORS

Investing in the ETFMG Alternative Harvest ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

United States Regulatory Risks of the Marijuana Industry: The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Members of the Trump Administration, including former Attorney General Jeff Sessions, have made statements indicating that the Trump Administration intends to take a harsher stance on federal marijuana laws. Any such change in the federal government’s enforcement of current federal laws could adversely affect the ability of the companies in which the Fund invests to possess or cultivate marijuana, including in connection with pharmaceutical research, or it could shrink the customer pool for certain of the Fund’s portfolio companies. Any of these outcomes would negatively affect the profitability and value of the Fund’s investments. The Cannabis Companies and Pharmaceutical Companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

Marijuana is a Schedule I controlled substance under the Controlled Substances Act (“CSA”) (21 U.S.C. § 811), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States. No drug product containing natural cannabis or naturally-derived cannabis extracts have been approved by the FDA for use in the United States or obtained registrations from the United States Drug Enforcement Administration (“DEA”) for commercial production and the DEA may never issue the registrations required for the commercialization of such products.

Facilities conducting research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. Failure to obtain the necessary registrations or comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the Fund invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana.

Non-U.S. Regulatory Risks of the Marijuana Industry - The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the manufacture, management, transportation, storage and disposal of marijuana, as well as being subject to laws and regulations relating to health and safety, the conduct of operations and the protection of the environment. Even if a company’s operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.

18

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

Operational Risks of the Marijuana Industry - Companies involved in the marijuana industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical marijuana research or to otherwise cultivate, possess or distribute marijuana. Since the use of marijuana is illegal under United States federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of marijuana.

Concentration Risk - The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Consumer Staples Sector Risk - The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Equity Market Risk - The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

New Fund Risk - There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk - Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Securities Lending Risk - Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

19

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

4.	COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single management fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). From the period October 1, 2017 to December 25, 2017, the Fund’s Sponsor was Tierra Funds, LLC. Tierra Funds, LLC agreed to sublicense the use of the Underlying Index to the Advisor. Effective December 26, 2017, the Advisor has entered into an Agreement with ETFMG Financial, LLC (the “Sponsor”). The Sponsor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

5.	DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the six months ended March 31, 2019, the Fund did not incur any 12b-1 expenses.

20

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

6.	PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the six months ended March 31, 2019:

	Purchases	Sales
ETFMG Alternative Harvest ETF	$672,957,614	$308,848,502

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the six months ended March 31, 2019:

	Purchases	Sales In-
	In-Kind	Kind
ETFMG Alternative Harvest ETF	$366,448,165	$134,295,429

7.	SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by Wedbush Securities Inc (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. The Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. The Fund could experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2019, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

	Values of	Fund
	Securities on	Collateral
Fund	Loan	Received*
ETFMG Alternative Harvest ETF	$264,861,677	$264,861,677

* The securities on loan were collateralized in full with cash, as shown on the Schedule of Investments.

21

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ETFMG Alternative Harvest ETF	$578,537,004	$155,913,673	$(30,598,602)	$125,315,071

	Undistributed	Total	Other	Total
	Ordinary	Distributable	Accumulated	Accumulated
	Income	Earnings	Loss	Gain
ETFMG Alternative Harvest ETF	$1,057,477	$1,057,477	$(63,766,861)	$62,605,687

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

	Capital Loss
	Carryover	Expires
ETFMG Alternative Harvest ETF	$63,766,861	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2018.

Late Year
	Ordinary	Post-October
	Loss	Capital Loss
ETFMG Alternative Harvest ETF	None	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:

Undistributed
Accumulated
	Net	Accumulated
	Investment	Net Realized	Paid-In
	Income	Loss	Capital
ETFMG Alternative Harvest ETF	$44,190	$(4,003,590)	$(3,959,400)

22

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

9.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2018 and September 30, 2017 are as follows:

	Year Ended		Year Ended
	September 30, 2018		September 30, 2017
	From	From	From	From
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ETFMG Alternative Harvest ETF	$2,416,185	$40,848	$263,218	$70,581

10. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
ETFMG Alternative Harvest ETF	$1,382,518,298	$149,408,195	$(43,138,871)	$(106,269,324)

11.	LEGAL MATTERS

The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief. Both motions were denied, and the matter is now proceeding through pretrial discovery. The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

The Adviser and its parent, Exchange Traded Managers Group, LLC are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded Fund discussed above. The defendants in the Southern District actions believe the lawsuit is without merit asserted counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements. A bench trial on this matter began on May 13, 2019 and is ongoing as of the date of the mailing of the Funds’ semi-annual reports. Management of the Trust and the Fund, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Fund’s financial statements.

12.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

23

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

13. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

24

ETFMG Alternative Harvest ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2019 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 22, 2019, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of ETFMG Alternative Harvest ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 22, 2019, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”).

25

ETFMG Alternative Harvest ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2019 (Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance

The Board then considered the past performance of the Fund. The Board reviewed information regarding the performance history of the Fund over various time periods ending January 31, 2019, including the year-to-date period, the most recent one-year period and the period since the Fund’s inception. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error over certain periods of time. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Fund not incurred by its underlying index. The Board considered other factors that contributed to the Fund’s tracking error, including cash drag and the effect of trading stocks denominated in foreign currencies, as well as the tracking error that resulted from the rebalances of the Fund’s underlying Index. The Board noted management’s representation that the Fund’s performance was in an acceptable range relative to its underlying index. The Board concluded that, after taking these factors into account, the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided and Economies of Scale

The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by the Adviser. The Board noted that the advisory fee of the Fund was as low as or lower than the expense ratios of its comparable ETFs. The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy and limited comparable ETFs.

The Board also noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board further noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account the profitability analysis provided by the Adviser. The Board concluded that the advisory fee for the Fund was reasonable in light of the factors considered.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees concluded that the flat advisory fee was reasonable.

26

ETFMG Alternative Harvest ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2019 (Unaudited) (Continued)

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

27

ETFMG Alternative Harvest ETF

EXPENSE EXAMPLE

Six Months Ended March 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18 - 3/31/19	Expenses Paid During Period** 10/1/18 - 3/31/19
Actual	$1,000.00	$931.50	$3.61	0.75%

Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
(5% return before expenses)

*”Actual” expense information for the Fund is for the period from October 1, 2018 to March 31, 2019. Actual expenses are equal to the Fund's annualized net expense ratio multiplied by 182/365 (to reflect the period from October 1, 2018 to March 31, 2019). "Hypothetical" expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

**       Annualized.

28

ETFMG Alternative Harvest ETF

SUPPLEMENTARY INFORMATION

March 31, 2019 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.etfmj.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmj.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmj.com.

Read the prospectus carefully before investing.

29

ETFMG Alternative Harvest ETF

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1)   The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations1. The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)   The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust. The Trust has no employees. It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3)   The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)   The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1)   The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)   The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3)   The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

(1) Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

30

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

Wedbush Securities Inc.

1000 Wilshire Boulevard, Los Angeles, California 90017

Transfer Agent

Computershare Investor Services

480 Washington Boulevard, Jersey City, New Jersey 07310

Securities Lending Agent

Wedbush Securities Inc.

1000 Wilshire Boulevard, Los Angeles, California 90017

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

Semi-Annual Report

March 31, 2019

BlueStar Israel Technology ETF

Ticker: ITEQ

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The fund is a series of ETF Managers Trust.

BlueStar Israel Technology ETF

March 31, 2019 (Unaudited)

BlueStar Israel Technology ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the BlueStar Israel Technology Exchange-Traded Fund (“ITEQ” or the “Fund”). The following information pertains to the six-month period from October 1, 2018 to March 31, 2019.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the BlueStar Israel Global Technology IndexTM (the “Index”).

Over the period ending March 31, 2019, the total return for the Fund was 3.54% while the total return for the Index was 3.81%. The difference was primarily attributable to Fund expenses that are not a part of the Index. The best performers in the Fund on the basis of contribution to its return were Mellanox Technologies, CyberArk, and Verint Systems, while the worst performers were Amdocs, Plus500, and Tower Semiconductor.

We believe Israeli companies play an essential role in the global high technology value chain. Most technology users, from online shoppers to Fortune 500 companies, use Israeli technology applications and solutions every day without ever being aware of it. From cybersecurity and defense to clean energy and agriculture, Israeli innovations power some of the biggest names in the tech industry today.

Even in industries where Israeli companies do not have dominant individual market share, the collective footprint of Israeli companies is significant in many key technology subsectors, and Israel-based Research & Development and non-public companies are usually significant contributors to that same sub-industry’s ecosystem.

There is much ahead for Israeli Technology companies and we are thankful you have joined us. You can find further details about ITEQ by visiting www.iteqetf.com, or by calling 1-844-ETF-MGRS. (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.

2

BlueStar Israel Technology ETF

Growth of $10,000 (Unaudited)

Average Annual Returns	1 Year	Since Inception	Value of $10,000
Period Ended March 31, 2019	Return	(11/2/2015)	(3/31/2019)
BlueStar Israel Technology ETF (NAV)	16.60%	12.75%	$15,057
BlueStar Israel Technology ETF (Market)	16.13%	12.80%	$15,080
S&P 500 Index	9.50%	11.42%	$14,460
BlueStar Israel Global Technology IndexTM	17.48%	13.58%	$15,438

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 2, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

3

BlueStar Israel Technology ETF

Top Ten Holdings*(Unaudited)

	Security	% of Total Investments
1	Check Point Software Technologies, Ltd.	6.75%
2	Mellanox Technologies, Ltd.	6.39%
3	Nice, Ltd.	6.11%
4	Wix.com, Ltd.	5.81%
5	Amdocs, Ltd.	5.28%
6	CyberArk Software, Ltd.	4.55%
7	Verint Systems, Inc.	4.12%
8	Novocure, Ltd.	3.76%
9	Elbit Systems, Ltd.	3.28%
10	Ormat Technologies	3.06%

Top Ten Holdings = 49.11% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

4

BlueStar Israel Technology ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The BlueStar Israel Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BlueStar Israel Global Technology IndexTM (“BIGITechTM” or the “Index”).

Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund. Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Foreign investing involves special risks such as currency fluctuations and political uncertainty. Funds that invest in smaller companies may experience greater volatility. Funds that emphasize investments in technology generally will experience greater price volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the BIGITech™ Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The BlueStar Israel Global Technology Index™ (BIGITech™ ) is an index of Israeli technology companies listed on global stock exchanges in Tel Aviv, New York, London and elsewhere.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

5

BlueStar Israel Technology ETF

PORTFOLIO ALLOCATIONS

As of March 31, 2019 (Unaudited)

BlueStar Israel Technology ETF
As a percent of Net Assets:
Guernsey	6.6%
Israel	60.6
Jersey	4.8
United Kingdom	3.5
United States	22.0
Short-Term and other Net Assets (Liabilities)	2.5
100.0%

6

BlueStar Israel Technology ETF

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.5%
Guernsey - 6.6%
IT Services - 6.6%
Amdocs, Ltd.	63,697	$3,446,645
SafeCharge International Group, Ltd.	82,098	320,787
Total IT Services		3,767,432

Israel - 60.6%
Aerospace & Defense - 4.1%
Elbit Systems, Ltd.	16,601	2,141,046
RADA Electronic Industries, Ltd. (a)	74,525	219,104
Total Aerospace & Defense		2,360,150
Biotechnology - 2.4%
BioLine RX, Ltd. - ADR (a)	364,162	156,590
Galmed Pharmaceuticals, Ltd. (a)	33,573	274,291
Intec Pharma, Ltd. (a)	33,469	245,328
Kamada, Ltd. (a)	50,991	292,111
UroGen Pharma, Ltd. (a)	11,710	432,568
Total Biotechnology		1,400,888
Communications Equipment - 4.5%
AudioCodes, Ltd.	28,427	393,430
Ceragon Networks, Ltd. (a)(b)	78,089	280,340
Ituran Location and Control, Ltd.	15,587	532,296
RADCOM, Ltd. (a)	25,085	186,131
Radware, Ltd. (a)	32,859	858,605
Silicom, Ltd. (a)	8,369	320,114
Total Communications Equipment		2,570,916
Household Durables - 1.1%
Maytronics, Ltd.	101,215	652,553
Independent Power and Renewable Electricity Producers - 1.2%
Energix-Renewable Energies, Ltd. (a)	203,821	321,111
Enlight Renewable Energy, Ltd. (a)	578,537	356,111
Total Independent Power and Renewable Electricity Producers		677,222
IT Services - 8.4%
Formula Systems 1985, Ltd.	9,095	422,878
Matrix IT, Ltd.	54,065	679,273
Wix.com, Ltd. (a)	31,373	3,790,799
Total IT Services		4,892,950
Machinery - 1.2%
Kornit Digital, Ltd. (a)(b)	29,872	710,954
Pharmaceuticals - 1.5%
Foamix Pharmaceuticals, Ltd. (a)	79,411	297,791
MediWound, Ltd. (a)	46,583	232,915
Redhill Biopharma, Ltd. - ADR (a)	41,802	347,375
Total Pharmaceuticals		878,081

The accompanying notes are an integral part of these financial statements.

7

BlueStar Israel Technology ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Semiconductors & Semiconductor Equipment - 10.9%
Camtek, Ltd.	34,038	$303,619
Mellanox Technologies, Ltd. (a)	35,202	4,166,509
Nova Measuring Instruments, Ltd. (a)	22,464	547,593
Tower Semiconductor, Ltd. (a)	74,156	1,214,635
Total Semiconductors & Semiconductor Equipment		6,232,356
Software - 23.5% (d)
Allot Communications, Ltd. (a)	42,398	336,640
Attunity, Ltd. (a)(b)	19,705	462,082
Check Point Software Technologies, Ltd. (a)	34,827	4,405,266
CyberArk Software, Ltd. (a)	24,939	2,968,988
Hilan, Ltd.	22,539	611,592
Magic Software Enterprises, Ltd.	37,136	316,197
Nice, Ltd. (a)	33,848	3,986,174
Sapiens International Corp NV	30,806	466,932
Total Software		13,553,871
Technology Hardware, Storage & Peripherals - 1.8%
Stratasys, Ltd. (a)(b)	42,914	1,022,211
Total Israel		34,952,152

Jersey - 4.8%
Health Care Equipment & Supplies - 4.4%
Novocure, Ltd. (a)(b)	50,912	2,452,431
Interactive Media & Services - 0.4%
XLMedia PLC	318,351	252,929
Total Jersey		2,705,360

United Kingdom - 3.5%
Communications Equipment - 0.6%
BATM Advanced Communications (a)	519,043	324,495
Diversified Financial Services - 1.2%
Plus500, Ltd.	73,511	720,001
Hotels, Restaurants & Leisure - 1.2%
888 Holdings PLC	343,127	697,177
Media - 0.5%
Taptica international, Ltd.	108,178	292,362
Total United Kingdom		2,034,035

United States - 22.0%
Aerospace & Defense - 0.4%
Arotech Corp. (a)	80,287	235,241
Biotechnology - 0.9%
BrainStorm Cell Therapeutics, Inc. (a)(b)	64,710	280,841
Pluristem Therapeutics, Inc. (a)	243,009	233,135
Total Biotechnology		513,976
Communications Equipment - 0.7%
Gilat Satellite Networks, Ltd.	51,537	422,782

The accompanying notes are an integral part of these financial statements.

8

BlueStar Israel Technology ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Electric Utilities - 3.4%
Ormat Technologies, Inc.	36,232	$1,994,825
Semiconductors & Semiconductor Equipment - 5.5%
CEVA, Inc. (a)	22,365	602,960
DSP Group, Inc. (a)	29,258	411,660
KLA-Tencor Corp.	8,336	995,432
SolarEdge Technologies, Inc. (a)(b)	31,971	1,204,667
Total Semiconductors & Semiconductor Equipment		3,214,719
Software - 11.1% (d)
ForeScout Technologies, Inc. (a)	26,186	1,097,455
LivePerson, Inc. (a)	43,800	1,260,007
Varonis Systems, Inc. (a)(b)	21,930	1,307,686
Verint Systems, Inc. (a)(b)	44,903	2,687,894
Total Software		6,353,042
Total United States		12,734,585
TOTAL COMMON STOCKS (Cost $48,500,572)		56,193,564

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.33% (c)	60,136	60,136
TOTAL SHORT-TERM INVESTMENTS (Cost $60,136)		60,136

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 15.6%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)		8,994,832
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $8,994,832)		8,994,832

Total Investments (Cost $57,555,540) - 113.2%		65,248,532
Liabilities in Excess of Other Assets - (13.2)%		(7,611,780)
TOTAL NET ASSETS - 100.0%		$57,636,752

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of March 31, 2019.
(c)	The rate quoted is the annualized seven-day yield at March 31, 2019.
(d)	As of March 31, 2019, the Fund had a significant portion of its assets invested in the Software Industry.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC., doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

9

BlueStar Israel Technology ETF

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2019 (Unaudited)

BlueStar Israel Technology ETF

ASSETS
Investments in unaffiliated securities, at value*	$65,248,532
Cash	3,986
Foreign currency	197
Receivables:
Receivable for investments sold	1,295,787
Dividends and interest receivable	117,101
Securities lending income receivable	2,163
Total Assets	66,667,766

LIABILITIES
Collateral received for securities loaned (Note 7)	8,994,832
Payables:
Management fees payable	36,182
Total Liabilities	9,031,014
Net Assets	$57,636,752

NET ASSETS CONSIST OF:
Paid-in Capital	$50,186,460
Total Distributable Earnings	7,450,292
Net Assets	$57,636,752

*Identified Cost:
Investments in unaffiliated securities	$57,555,540
Foreign currency	193

Shares Outstanding^	1,550,000
Net Asset Value, Offering and Redemption Price per Share	$37.19

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

10

BlueStar Israel Technology ETF

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2019 (Unaudited)

BlueStar Israel Technology ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $31,981)	$161,789
Interest	1,743
Securities lending income	11,526
Total Investment Income	175,058
Expenses:
Management fees	202,842
Total Expenses	202,842
Net Investment Loss	(27,784)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(1,795,960)
In-Kind redemptions	2,211,336
Foreign currency	(9,300)
Net Realized Gain on Investments and Foreign Currency	406,076
Net Change in Unrealized Appreciation of:
Unaffiliated investments	1,078,208
Foreign currency and foreign currency translation	58
Net Change in Unrealized Appreciation of Investments and Foreign Currency	1,078,266
Net Realized and Unrealized Gain on Investments	1,484,342
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,456,558

The accompanying notes are an integral part of these financial statements.

11

BlueStar Israel Technology ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
OPERATIONS
Net investment income (loss)	$(27,784)	$44,983
Net realized gain on investments	406,076	1,455,273
Net change in unrealized appreciation of investments	1,078,266	3,975,961
Net increase in net assets resulting from operations	1,456,558	5,476,217
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(146,990)	(163,624)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	(4,915,905)	32,392,245
Net increase (decrease) in net assets	(3,606,337)	37,704,838
NET ASSETS
Beginning of Year/Period	61,243,089	23,538,251
End of Year/Period	$57,636,752	$61,243,089

(a) Summary of share transactions is as follows:

	Period Ended
	March 31, 2019		Year Ended
	(Unaudited)		September 30, 2018
	Shares	Amount	Shares	Amount
Shares Sold	100,000	$3,360,150	1,150,000	$38,822,145
Shares Redeemed	(250,000)	(8,276,055)	(200,000)	(6,429,900)
Net Transactions in Fund Shares	(150,000)	$(4,915,905)	950,000	$32,392,245
Beginning Shares	1,700,000		750,000
Ending Shares	1,550,000		1,700,000

The accompanying notes are an integral part of these financial statements.

12

BlueStar Israel Technology ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016[1]

Net Asset Value, Beginning of Year/Period	$36.03	$31.38	$25.58	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	(0.02)	0.04	0.02	0.05
Net realized and unrealized gain on investments	1.27	4.78	5.87	0.53
Total from investment operations	1.25	4.82	5.89	0.58
Less Distributions:
Distributions from net investment income	(0.09)	(0.17)	(0.09)	—
Net asset value, end of year/period	$37.19	$36.03	$31.38	$25.58
Total Return	3.54%[3]	15.41%	23.16%	2.31%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$57,637	$61,243	$23,538	$5,116
Expenses to Average Net Assets	0.75%[4]	0.75%	0.75%	0.75%[4]
Net Investment Income to Average Net
Assets	-0.10%[4]	0.12%	0.07%	0.23%[4]
Portfolio Turnover Rate	9%[3]	11%	19%	14%[3]

[1]	Commencement of operations on November 2, 2015.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

13

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The BlueStar Israel Technology ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BlueStar Israel Global Technology IndexTM (“BIGITechTM” or the “Index”). The Fund commenced operations on November 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

14

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2019, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

15

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2019:

BlueStar Israel Technology ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$56,193,564	$—	$—	$56,193,564
Short-Term Investments	60,136	—	—	60,136
Investments Purchased with Securities Lending Collateral*	—	—	—	8,994,832
Total Investments in Securities	$56,253,700	$—	$—	$65,248,532

^ For further information regarding security characteristics, see the Schedule of Investments

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.
16

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Fund on a quarterly basis. Net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the BlueStar Israel Technology ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund's expenses, the Fund's performance may be below that of its index.

17

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund's or its underlying index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration and accounting, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with ITEQ ETF Partners, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. ITEQ ETF Partners, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

18

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2019, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2019:

	Purchases	Sales
BlueStar Israel Technology ETF	$6,113,711	$5,130,143

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2019:

	Purchases	Sales
	In-Kind	In-Kind
BlueStar Israel Technology ETF	$3,343,629	$8,238,280

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2019.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type earns of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2019, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

19

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

As of March 31, 2019, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
BlueStar Israel Technology ETF	$8,871,150	$8,994,832

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlueStar Israel Technology ETF	$60,394,917	$10,606,885	$(3,933,149)	$6,073,736

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
BlueStar Israel Technology ETF	$146,990	$—	$146,990	$(80,002)	$6,140,724

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

	Capital Loss
	Carryover
	LT	Expires
BlueStar Israel Technology ETF	$79,947	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2018.

Late Year
	Ordinary	Post-October
	Loss	Capital Loss
BlueStar Israel Technology ETF	None	None
20

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:

Undistributed
	Accumulated	Accumulated
	Net Investment	Net Realized	Paid-In
	Income	Loss	Capital
BlueStar Israel Technology ETF	$113,579	$(1,642,177)	$1,528,598

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2018 and September 30, 2017 are as follows:

	Year Ended		Year Ended
	September 30, 2018		September 30, 2017
	From	From	From	From
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
BlueStar Israel Technology ETF	$163,624	$—	$18,370	$—

NOTE 9 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

In March 2017, the FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 10 – LEGAL MATTERS

The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief. Both motions were denied, and the matter is now proceeding through pretrial discovery. The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

21

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

The Adviser and its parent, Exchange Traded Managers Group, LLC are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded Fund discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and asserted counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements. A bench trial on this matter began on May 13, 2019 and is ongoing as of the date of the mailing of the Fund’s semi-annual reports. Management of the Trust and the Fund, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Fund’s financial statements.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

22

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2019 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 22, 2019, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of BlueStar Israel Technology ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28, 2018, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”).

23

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2019 (Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance

The Board then considered the past performance of the Fund. The Board reviewed information regarding the performance history of the Fund over various time periods ending January 31, 2019, including the year-to-date period, the most recent one- and three-year periods and the period since the Fund’s inception. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error over certain periods of time. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was largely a result of costs incurred by the Fund not incurred by its underlying index. The Board noted management’s representation that the Fund’s performance was in an acceptable range relative to its underlying index. The Board concluded that, after taking these factors into account, the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided and Economies of Scale

The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board noted that the advisory fee for the Fund was higher than the average and median expense ratios for its comparable ETFs. The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy and limited comparable ETFs.

The Board also noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board further noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account profitability analysis provided by the Adviser. The Board concluded that the advisory fee for the Fund was reasonable in light of the factors considered.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees concluded that the flat advisory fee was reasonable.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

24

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2019 (Unaudited) (Continued)

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

25

BlueStar Israel Technology ETF

Expense Example

Six Months Ended March 31, 2019 (Unaudited)

As a shareholder of BlueStar Israel Technology ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

BlueStar Israel Technology ETF

				Annualized
	Beginning	Ending	Expenses	Expense Ratio
	Account	Account	Paid	During Period
	Value	Value	During	October 1, 2018
	October 1,	March 31,	The	to March 31,
	2018	2019	Period^	2019
Actual	$1,000.00	$1,035.40	$3.81	0.75%

Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.78	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2018 to March 31, 2019).

26

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION

March 31, 2019 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.iteqetf.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.iteqetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.iteqetf.com. Read the prospectus carefully before investing.

27

Advisor

ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator

U.S. Bancorp Fund Services, LLC

Doing business as
U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, WI 53202

Securities Lending Agent

U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report

March 31, 2019

Etho Climate Leadership U.S. ETF

Ticker: ETHO

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The fund is a series of ETF Managers Trust.

This Page Intentionally Left Blank.

Etho Climate Leadership U.S. ETF

March 31, 2019 (Unaudited)

Etho Climate Leadership U.S. ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Etho Climate Leadership U.S. Exchange-Traded Fund (“ETHO” or the “Fund”). The following information pertains to the six-month period from October 1, 2018 to March 31, 2019.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index – U.S. (the “Index”).

For the period ended March 31, 2019, the total return for the Fund was -0.43% while the total return for the Index was -0.56%. The best performing sectors in the Fund on the basis of contribution to return were Information Technology and Industrials while the worst performers were Consumer Staples and Communication Services.

As you may know, the Etho Climate Leadership U.S. ETF offers broad diversification across companies that have demonstrated efficiency and leadership with their use of resources and their supply chains when compared to industry peers. The Fund holds roughly 270 equities equally weighted and results in a carbon emissions profile that is, on average, 50-70% lower per dollar invested than conventional U.S. benchmark indices.1 ETHO avoids investment in any direct fossil fuel companies, as well as enablers of that industry, along with a series of other unsustainable industries such as Tobacco/Weapons/Gambling, etc. Equal weighting of the Fund allows for the elimination of equities that do not meet ETHO’s standards without there being a significant impact on the diversification or performance of the Fund. It also creates broad exposure to both the sectors and factors that potentially make for greater stability and higher performance.

There is much ahead for environmentally sustainable and socially responsible investing. We are thankful you have joined us by investing in the Etho Climate Leadership U.S. ETF.

You can find further details about ETHO by visiting www.ethoetf.com, or by calling 1- 844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.

1 Etho Capital. www.ethocapital.com

2

Etho Climate Leadership U.S. ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2019	1 Year Return	Since Inception (11/18/2015)	Value of $10,000 (3/31/2019)
Etho Climate Leadership U.S. ETF (NAV)	9.28%	13.52%	$15,326
Etho Climate Leadership U.S. ETF (Market)	9.25%	13.50%	$15,317
S&P 500 Index	9.50%	11.84%	$14,576
Etho Climate Leadership Index - U.S.	8.93%	12.89%	$15,043

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 18, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

3

Etho Climate Leadership U.S. ETF

Top Ten Holdings* (Unaudited)

	Security	% of Total Investments
1	Advanced Micro Devices, Inc.	0.63%
2	Walt Disney Co.	0.53%
3	Ionis Pharmaceuticals, Inc.	0.46%
4	Lululemon Athletica, Inc.	0.46%
5	Xilinx, Inc.	0.44%
6	Ulta Beauty, Inc.	0.42%
7	Keysight Technologies, Inc.	0.41%
8	Dexcom, Inc.	0.40%
9	Integrated Device Technology	0.40%
10	Autozone, Inc.	0.39%

	Top Ten Holdings = 4.54% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.
4

Etho Climate Leadership U.S. ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The Etho Climate Leadership U.S. ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Etho Climate Leadership Index – US (the “Index”).

Funds that invest in smaller companies may experience greater volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the Etho Climate Leadership Index – US (ticker: ETHO INDEX). To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Etho Climate Leadership Index – U.S. (the “Index”) is a broad-based index of publicly traded U.S. companies that are, on average, more climate efficient (as measured by carbon emission as percentage of market capitalization) than their industry peers.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

5

Etho Climate Leadership U.S. ETF

PORTFOLIO ALLOCATIONS

As of March 31, 2019 (Unaudited)

Etho Climate Leadership U.S. ETF
As a percent of Net Assets:
Bermuda	1.7%
Canada	0.4
Ireland	0.6
Jersey	0.3
Switzerland	0.7
United Kingdom	0.3
United States	95.2
Virgin Islands (UK)	0.2
Short-Term and other Net Assets (Liabilities)	0.6
100.0%
6

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Bermuda - 1.7%
Chemicals - 0.3%
Axalta Coating Systems, Ltd. (a)	4,740	$119,495
Insurance - 1.4%
Arch Capital Group, Ltd. (a)	5,017	162,149
Everest Re Group, Ltd.	566	122,233
RenaissanceRe Holdings, Ltd.	1,041	149,384
White Mountains Insurance Group, Ltd.	174	161,034
Total Insurance		594,800
Total Bermuda		714,295

Canada - 0.4%
Commercial Services & Supplies - 0.4%
Waste Connections, Inc.	2,003	177,446

Ireland - 0.6%
Electrical Equipment - 0.1%
nVent Electric PLC	2,144	57,845
Machinery - 0.2%
Pentair PLC	2,130	94,806
Pharmaceuticals - 0.3%
Jazz Pharmaceuticals PLC (a)	947	135,374
Total Ireland		288,025

Jersey - 0.3%
Auto Components - 0.3%
Aptiv PLC (b)	1,696	134,815

Switzerland - 0.7%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity, Ltd. (b)	1,447	116,845
Household Durables - 0.4%
Garmin, Ltd.	2,466	212,939
Total Switzerland		329,784

United Kingdom - 0.3%
Insurance - 0.3%
Aon PLC	1,027	175,308

United States - 95.2%
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc. (b)	1,544	134,313
Expeditors International of Washington, Inc. (b)	2,280	173,052
Total Air Freight & Logistics		307,365
Airlines - 0.3%
Southwest Airlines Co. (b)	2,513	130,450

The accompanying notes are an integral part of these financial statements.

7

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Auto Components - 0.3%
Garrett Motion, Inc. (a)	99	$1,458
Gentex Corp. (b)	6,284	129,953
Total Auto Components		131,411
Automobiles - 0.5%
Tesla, Inc. (a)(b)	537	150,285
Thor Industries, Inc. (b)	1,257	78,399
Total Automobiles		228,684
Banks - 3.5%
Bank of Hawaii Corp.	1,748	137,865
Commerce Bancshares, Inc.	2,527	146,718
Cullen/Frost Bankers, Inc.	1,365	132,501
First Horizon National Corp.	7,714	107,842
First Republic Bank (b)	1,552	155,913
Fulton Financial Corp.	8,203	126,982
People’s United Financial, Inc. (b)	7,834	128,791
Signature Bank	1,015	129,991
South State Corp. (b)	1,693	115,700
SVB Financial Group (a)	595	132,304
Synovus Financial Corp.	2,901	99,678
Zions Bancorporation	2,744	124,605
Total Banks		1,538,890
Biotechnology - 2.2%
Agios Pharmaceuticals, Inc. (a)	1,749	117,953
Alnylam Pharmaceuticals, Inc. (a)	1,202	112,327
Incyte Corp. (a)	1,717	147,679
Ionis Pharmaceuticals, Inc. (a)(b)	3,247	263,559
Seattle Genetics, Inc. (a)(b)	2,733	200,165
Vertex Pharmaceuticals, Inc. (a)	877	161,324
Total Biotechnology		1,003,007
Building Products - 2.2%
A.O. Smith Corp. (b)	2,274	121,250
Apogee Enterprises, Inc.	3,327	124,729
Fortune Brands Home & Security, Inc.	2,451	116,692
Lennox International, Inc. (b)	704	186,137
Masco Corp.	3,570	140,337
Resideo Technologies, Inc. (a)	164	3,164
Simpson Manufacturing Co., Inc.	2,504	148,412
Trex Co., Inc. (a)(b)	2,631	161,859
Total Building Products		1,002,580
Capital Markets - 3.8%
Cboe Global Markets, Inc.	1,261	120,350
Charles Schwab Corp.	2,753	117,718
CME Group, Inc.	898	147,793
E*TRADE Financial Corp.	2,587	120,114
Interactive Brokers Group, Inc. - Class A	2,136	110,816
Intercontinental Exchange, Inc.	1,985	151,138

The accompanying notes are an integral part of these financial statements.

8

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
KKR & Co, Inc. - Class A	7,144	$167,813
Moody’s Corp. (b)	892	161,532
MSCI, Inc.	964	191,681
S&P Global, Inc.	753	158,544
SEI Investments Co.	1,927	100,686
T. Rowe Price Group, Inc.	1,344	134,561
Total Capital Markets		1,682,746
Chemicals - 3.4%
Ecolab, Inc.	1,049	185,190
FMC Corp.	1,881	144,498
Ingevity Corp. (a)	1,941	204,989
International Flavors & Fragrances, Inc. (b)	1,057	136,131
Intrepid Potash, Inc. (a)	39,325	149,042
Livent Corp. (a)	1,759	21,601
PPG Industries, Inc.	1,293	145,941
RPM International, Inc.	3,054	177,254
Sherwin-Williams Co. (b)	366	157,640
W.R. Grace & Co.	2,355	183,784
Total Chemicals		1,506,070
Commercial Services & Supplies - 1.1%
Brink’s Co.	2,013	151,800
Cintas Corp. (b)	845	170,783
Copart, Inc. (a)(b)	2,810	170,258
Total Commercial Services & Supplies		492,841
Communications Equipment - 0.8%
Cisco Systems, Inc. (b)	3,389	182,972
F5 Networks, Inc. (a)(b)	989	155,204
Total Communications Equipment		338,176
Construction & Engineering - 0.7%
EMCOR Group, Inc.	1,841	134,540
Jacobs Engineering Group, Inc.	2,431	182,787
Total Construction & Engineering		317,327
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	692	139,217
Vulcan Materials Co.	1,259	149,065
Total Construction Materials		288,282
Consumer Finance - 0.3%
SLM Corp. (b)	12,770	126,551
Containers & Packaging - 0.8%
AptarGroup, Inc.	1,609	171,182
Avery Dennison Corp.	1,360	153,680
Total Containers & Packaging		324,862
Distributors - 0.2%
LKQ Corp. (a)	3,772	107,049
Diversified Consumer Services - 0.3%
H&R Block, Inc. (b)	5,748	137,607

The accompanying notes are an integral part of these financial statements.

9

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Diversified Financial Services - 0.3%
Voya Financial, Inc.	2,835	$141,637
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (a)	4,189	119,051
Electric Utilities - 0.4%
Pinnacle West Capital Corp.	1,827	174,625
Electrical Equipment - 1.9%
Acuity Brands, Inc.	1,029	123,490
Ametek, Inc.	1,890	156,813
Emerson Electric Co.	2,125	145,499
Generac Holdings, Inc. (a)	3,116	159,633
Rockwell Automation, Inc.	830	145,632
Sensata Technologies Holding PLC (a)(b)	2,762	124,345
Total Electrical Equipment		855,412
Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp.- Class A (b)	1,670	157,715
Badger Meter, Inc.	3,054	169,925
CDW Corp.	2,047	197,269
Dolby Laboratories, Inc. - Class A	2,264	142,564
IPG Photonics Corp. (a)(b)	612	92,889
Itron, Inc. (a)	2,000	93,300
Keysight Technologies, Inc. (a)	2,731	238,143
Littelfuse, Inc. (b)	689	125,729
National Instruments Corp. (b)	2,861	126,914
Trimble, Inc. (a)(b)	3,989	161,156
Total Electronic Equipment, Instruments & Components		1,505,604
Entertainment - 1.1%
Netflix, Inc. (a)	484	172,575
Walt Disney Co.	2,743	304,555
Total Entertainment		477,130
Food & Staples Retailing - 0.6%
Costco Wholesale Corp. (b)	762	184,511
PriceSmart, Inc.	1,717	101,097
Total Food & Staples Retailing		285,608
Food Products - 0.9%
Hain Celestial Group, Inc. (a)(b)	4,464	103,208
Kraft Heinz Co. (b)	2,352	76,793
McCormick & Co., Inc. (b)	1,356	204,254
Total Food Products		384,255
Health Care Equipment & Supplies - 4.1%
Align Technology, Inc. (a)	568	161,499
Boston Scientific Corp. (a)	5,239	201,073
Cooper Cos.	626	185,402
DexCom, Inc. (a)	1,929	229,744
Edwards Lifesciences Corp. (a)	1,025	196,113
IDEXX Laboratories, Inc. (a)(b)	748	167,253

The accompanying notes are an integral part of these financial statements.

10

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Intuitive Surgical, Inc. (a)	346	$197,421
ResMed, Inc. (b)	1,464	152,212
Stryker Corp.	894	176,583
Teleflex, Inc.	562	169,814
Total Health Care Equipment & Supplies		1,837,114
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. (a)(b)	2,522	118,761
Anthem, Inc.	655	187,972
Centene Corp. (a)	2,678	142,202
Cigna Corp.	852	137,019
Humana, Inc.	534	142,044
Laboratory Corp. of America Holdings (a)	883	135,081
MEDNAX, Inc. (a)	2,573	69,908
Quest Diagnostics, Inc. (b)	1,443	129,755
UnitedHealth Group, Inc.	674	166,653
Total Health Care Providers & Services		1,229,395
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	11,589	110,559
Cerner Corp. (a)(b)	2,466	141,080
Total Health Care Technology		251,639
Hotels, Restaurants & Leisure - 0.7%
Choice Hotels International, Inc. (b)	1,795	139,543
Starbucks Corp. (b)	2,503	186,073
Total Hotels, Restaurants & Leisure		325,616
Household Durables - 0.6%
KB Home	5,042	121,865
TopBuild Corp. (a)	1,869	121,149
Total Household Durables		243,014
Household Products - 1.2%
Church & Dwight Co., Inc. (b)	2,865	204,073
Colgate-Palmolive Co.	2,032	139,273
Procter & Gamble Co.	1,850	192,493
Total Household Products		535,839
Independent Power and Renewable Electricity Producers - 1.1%
NextEra Energy Partners LP (b)	3,652	170,329
Ormat Technologies, Inc.	2,549	140,577
Pattern Energy Group, Inc. - Class A	8,674	190,829
Total Independent Power and Renewable Electricity Producers		501,735
Industrial Conglomerates - 1.1%
3M Co. (b)	660	137,135
Honeywell International, Inc.	1,000	158,920
Roper Technologies, Inc.	511	174,746
Total Industrial Conglomerates		470,801
Insurance - 2.2%
Brighthouse Financial, Inc. (a)	2,785	101,068
Brown & Brown, Inc.	5,657	166,938

The accompanying notes are an integral part of these financial statements.

11

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Chubb, Ltd. (b)	1,058	$148,205
Cincinnati Financial Corp. (b)	1,956	168,020
Markel Corp. (a)	122	121,541
Marsh & McLennan Cos., Inc.	1,749	164,231
Torchmark Corp. (b)	1,707	139,889
Total Insurance		1,009,892
Interactive Media & Services - 1.0%
Alphabet, Inc. - Class C (a)	137	160,743
TripAdvisor, Inc. (a)	3,499	180,024
Zillow Group, Inc. - Class C (a)	2,659	92,374
Total Interactive Media & Services		433,141
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	99	176,294
Booking Holdings, Inc. (a)	67	116,909
Expedia Group, Inc. (b)	1,303	155,057
Total Internet & Direct Marketing Retail		448,260
IT Services - 5.3%
Automatic Data Processing, Inc. (b)	1,275	203,668
Broadridge Financial Solutions, Inc.	1,314	136,249
Cognizant Technology Solutions Corp. - Class A	1,787	129,468
Fidelity National Information Services, Inc. (b)	1,495	169,085
Fiserv, Inc. (a)(b)	2,006	177,090
FleetCor Technologies, Inc. (a)	706	174,093
Global Payments, Inc. (b)	1,283	175,155
MasterCard, Inc. - Class A	819	192,834
Paychex, Inc. (b)	2,365	189,673
PayPal Holdings, Inc. (a)	1,886	195,842
VeriSign, Inc. (a)	1,207	219,142
Visa, Inc. (b)	1,201	187,584
Worldpay, Inc. - Class A (a)	1,740	197,490
Total IT Services		2,347,373
Leisure Products - 0.3%
Hasbro, Inc.	1,721	146,319
Life Sciences Tools & Services - 1.3%
Bio-Techne Corp.	950	188,623
Illumina, Inc. (a)	605	187,967
Waters Corp. (a)(b)	721	181,483
Total Life Sciences Tools & Services		558,073
Machinery - 5.6%
Caterpillar, Inc.	987	133,729
Crane Co.	1,555	131,584
Donaldson Co., Inc. (b)	3,203	160,342
Energy Recovery, Inc. (a)(b)	17,413	152,015
Fortive Corp. (b)	1,849	155,113
Graco, Inc. (b)	3,158	156,384
IDEX Corp. (b)	1,013	153,713
Illinois Tool Works, Inc. (b)	926	132,909
ITT, Inc.	2,937	170,345

The accompanying notes are an integral part of these financial statements.

12

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Lincoln Electric Holdings, Inc.	1,608	$134,863
Middleby Corp. (a)(b)	1,156	150,315
Snap-on, Inc. (b)	979	153,233
Toro Co.	2,309	158,952
WABCO Holdings, Inc. (a)	1,068	140,794
Wabtec Corp. (b)	1,762	129,895
Watts Water Technologies, Inc. - Class A	1,852	149,679
Xylem, Inc. (b)	1,873	148,042
Total Machinery		2,511,907
Media - 1.0%
Charter Communications, Inc. - Class A (a)(b)	460	159,578
Fox Corp. - Class A (a)	1,304	47,870
Liberty Broadband Corp. (a)	1,687	154,597
Sirius XM Holdings, Inc. (b)	23,023	130,540
Total Media		492,585
Metals & Mining - 0.6%
Compass Minerals International, Inc. (b)	2,434	132,337
Reliance Steel & Aluminum Co.	1,689	152,449
Total Metals & Mining		284,786
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)(b)	1,507	158,295
Multi-Utilities - 0.7%
MDU Resources Group, Inc.	5,162	133,334
Public Service Enterprise Group, Inc.	2,899	172,230
Total Multi-Utilities		305,564
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A	962	159,259
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co. (b)	2,296	109,542
Zoetis, Inc.	1,720	173,152
Total Pharmaceuticals		282,694
Professional Services - 1.1%
CoStar Group, Inc. (a)	394	183,770
Nielsen Holdings PLC	4,681	110,799
Verisk Analytics, Inc.	1,376	183,008
Total Professional Services		477,577
Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc. (b)	1,164	165,940
AvalonBay Communities, Inc.	884	177,445
Crown Castle International Corp.	1,332	170,496
Digital Realty Trust, Inc. (b)	1,383	164,577
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,597	194,787
Prologis, Inc.	2,307	165,989
Realty Income Corp. (b)	2,835	208,542

The accompanying notes are an integral part of these financial statements.

13

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Regency Centers Corp.	2,473	$166,903
SBA Communications Corp. (a)	836	166,916
Total Real Estate Investment Trusts (REITs)		1,581,595
Real Estate Management & Development - 0.3%
St. Joe Co. (a)	7,593	125,209
Road & Rail - 1.2%
Amerco (b)	415	154,177
CSX Corp. (b)	2,585	193,409
Union Pacific Corp.	1,075	179,740
Total Road & Rail		527,326
Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc. (a)(b)	14,242	363,457
Analog Devices, Inc.	1,587	167,063
Applied Materials, Inc.	2,599	103,076
Cypress Semiconductor Corp. (b)	8,579	127,999
First Solar, Inc. (a)	2,017	106,578
Integrated Device Technology, Inc. (a)	4,684	229,469
Intel Corp.	2,784	149,501
KLA-Tencor Corp. (b)	1,332	159,054
Lam Research Corp.	713	127,634
Maxim Integrated Products, Inc.	2,414	128,352
Microchip Technology, Inc. (b)	1,580	131,077
NVIDIA Corp. (b)	617	110,789
ON Semiconductor Corp. (a)(b)	5,851	120,355
Power Integrations, Inc.	2,103	147,084
Qorvo, Inc. (a)	2,031	145,684
Qualcomm, Inc.	2,637	150,388
Rambus, Inc. (a)	10,658	111,376
Skyworks Solutions, Inc.	1,440	118,771
SunPower Corp. (a)(b)	17,937	116,770
Teradyne, Inc. (b)	3,147	125,376
Texas Instruments, Inc.	1,404	148,922
Universal Display Corp.	1,419	216,894
Xilinx, Inc.	2,001	253,707
Total Semiconductors & Semiconductor Equipment		3,559,376
Software - 4.3%
Adobe Systems, Inc. (a)	661	176,150
Ansys, Inc. (a)	913	166,814
Autodesk, Inc. (a)	1,139	177,479
Intuit, Inc.	828	216,447
Palo Alto Networks, Inc. (a)(b)	787	191,147
Red Hat, Inc. (a)	956	174,661
salesforce.com, Inc. (a)(b)	1,230	194,795
ServiceNow, Inc. (a)	865	213,214
Splunk, Inc. (a)	1,454	181,168
Workday, Inc. - Class A (a)(b)	1,124	216,764
Total Software		1,908,639

The accompanying notes are an integral part of these financial statements.

14

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Specialty Retail - 4.7%
Aaron’s, Inc. (b)	3,076	$161,798
AutoZone, Inc. (a)	220	225,307
L Brands, Inc.	3,897	107,479
Lowe’s Cos., Inc.	1,652	180,844
O’Reilly Automotive, Inc. (a)	578	224,437
Ross Stores, Inc.	1,844	171,676
The Home Depot, Inc.	811	155,623
Tiffany & Co. (b)	1,480	156,214
TJX Cos., Inc.	3,539	188,310
Tractor Supply Co.	2,289	223,773
Ulta Beauty, Inc. (a)(b)	700	244,112
Total Specialty Retail		2,039,573
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	858	162,977
NetApp, Inc. (b)	2,346	162,672
Total Technology Hardware, Storage & Peripherals		325,649
Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands, Inc.	7,913	141,484
Lululemon Athletica, Inc. (a)	1,604	262,848
PVH Corp.	945	115,243
Ralph Lauren Corp.	1,293	167,676
Tapestry, Inc.	2,765	89,835
Under Armour, Inc. - Class A (a)(b)	8,754	185,060
VF Corp. (b)	1,953	169,735
Total Textiles, Apparel & Luxury Goods		1,131,881
Thrifts & Mortgage Finance - 1.3%
Capitol Federal Financial, Inc.	12,170	162,470
New York Community Bancorp, Inc. (b)	11,358	131,412
TFS Financial Corp.	10,035	165,276
Washington Federal, Inc. (b)	4,186	120,934
Total Thrifts & Mortgage Finance		580,092
Trading Companies & Distributors - 2.3%
Air Lease Corp. (b)	3,376	115,966
Fastenal Co. (b)	2,675	172,029
GATX Corp. (b)	2,115	161,523
Herc Holdings, Inc. (a)	2,202	85,834
MSC Industrial Direct Co., Inc. - Class A	1,592	131,674
United Rentals, Inc. (a)	828	94,599
WESCO International, Inc. (a)	2,307	122,294
W.W. Grainger, Inc. (b)	511	153,775
Total Trading Companies & Distributors		1,037,694
Water Utilities - 2.2%
American States Water Co.	2,723	194,150
American Water Works Co., Inc.	1,761	183,602
Aqua America, Inc. (b)	4,258	155,162

The accompanying notes are an integral part of these financial statements.

15

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
California Water Service Group	3,878	$210,497
Middlesex Water Co.	3,941	220,656
Total Water Utilities		964,067
Total United States		42,399,199

Virgin Islands (UK) - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings, Ltd. (a)	2,306	105,500
TOTAL COMMON STOCKS (Cost $38,556,849)		44,324,372

INVESTMENT COMPANIES - 0.3%
Closed-End Funds - 0.3%
Altaba, Inc. (a)	1,932	143,200
TOTAL INVESTMENT COMPANIES (Cost $131,886)		143,200

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 2.33%(c)	105,083	105,083
TOTAL MONEY MARKET FUNDS (Cost $105,083)		105,083

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 29.5%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)		13,135,685
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $13,135,685)		13,135,685

Total Investments (Cost $51,929,503) - 129.4%		57,708,340
Liabilities in Excess of Other Assets - (29.4)%		(13,122,399)
TOTAL NET ASSETS - 100.0%		$44,585,941

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of March 31, 2019.
(c)	The rate quoted is the annualized seven-day yield at March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC., doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

16

Etho Climate Leadership U.S. ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2019 (Unaudited)

Etho Climate Leadership U.S. ETF
ASSETS
Investments in unaffiliated securities, at value*	$57,708,340
Cash	932
Receivables:
Dividends and interest receivable	27,240
Securities lending income receivable	1,767
Total Assets	57,738,279

LIABILITIES
Collateral received for securities loaned (Note 7)	13,135,685
Payables:
Management fees payable	16,653
Total Liabilities	13,152,338
Net Assets	44,585,941

NET ASSETS CONSIST OF:
Paid-in Capital	$39,274,646
Total Distributable Earnings	5,311,295
Net Assets	$44,585,941

*Identified Cost:
Investments in unaffiliated securities	$51,929,503

Shares Outstanding^	1,200,000
Net Asset Value, Offering and Redemption Price per Share	$37.15

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

17

Etho Climate Leadership U.S. ETF

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2019 (Unaudited)

Etho Climate Leadership U.S. ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $143)	$250,304
Interest	1,904
Securities lending income	10,059
Total Investment Income	262,267
Expenses:
Management fees	84,191
Total Expenses	84,191
Net Investment Income	178,076

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on:
Unaffiliated investments	(14,058)
Net Realized Loss on Investments and In-Kind Redemptions	(14,058)
Net Change in Unrealized Appreciation of:
Unaffiliated investments	152,704
Net Realized and Unrealized Gain on Investments	138,646
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$316,722

The accompanying notes are an integral part of these financial statements.

18

Etho Climate Leadership U.S. ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
OPERATIONS
Net investment income	$178,076	$228,481
Net realized gain (loss) on investments and In-Kind Redemptions	(14,058)	573,638
Net change in unrealized appreciation of investments	152,704	3,643,214
Net increase in net assets resulting from operations	$316,722	$4,445,333

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions to Shareholders	(182,776)	(248,686)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	8,825,180	12,222,365
Net increase in net assets	$8,959,126	$16,419,012

NET ASSETS
Beginning of Period/Year	35,626,815	19,207,803
End of Period/Year	$44,585,941	$35,626,815

(a)	Summary of share transactions is as follows:

	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Shares Sold	250,000	$8,825,180	500,000	$17,289,620
Shares Redeemed	—	—	(150,000)	(5,067,255)
Net Transactions in Fund Shares	250,000	$8,825,180	350,000	$10,294,350
Beginning Shares	950,000		600,000
Ending Shares	1,200,000		950,000

The accompanying notes are an integral part of these financial statements.

19

Etho Climate Leadership U.S. ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016[1]

Net Asset Value, Beginning of Period/Year	$37.50	$32.01	$27.00	$25.00
Income from Investment Operations:
Net investment income [2]	0.17	0.29	0.31	0.23
Net realized and unrealized gain (loss) on investments	(0.36)	5.51	5.09	1.87
Total from investment operations	(0.19)	5.80	5.40	2.10
Less Distributions:
Distributions from net investment income	(0.16)	(0.29)	(0.25)	(0.10)
Net realized gains	—	(0.02)	(0.14)	—
Total distributions	(0.16)	(0.31)	(0.39)	(0.10)
Net asset value, end of period/year	$37.15	$37.50	$32.01	$27.00
Total Return	-0.43%[3]	18.16%	20.14%	8.43%[3]

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$44,586	$35,627	$19,208	$6,751

Expenses to Average Net Assets	0.45%[4]	0.45%	0.45%	0.50%[4]
Net Investment Income to Average Net Assets	0.95%[4]	0.82%	1.03%	1.04%[4]
Portfolio Turnover Rate	1%[3]	19%	45%	25%[3]

[1]	Commencement of operations on November 18, 2015.
[2]	Calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

20

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Etho Climate Leadership U.S. ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index – U.S. (the “Index”). The Fund commenced operations on November 18, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

21

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2019, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

22

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

The following table presents a summary of the Funds’ investments in securities, at fair value, as of March 31, 2019:

Etho Climate Leadership U.S. ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$44,324,372	$—	$—	$44,324,372
Closed-End Funds	143,200	—	—	143,200
Short-Term Investments	105,083	—	—	105,083
Investments Purchased with Securities Lending Collateral*	—	—	—	13,135,685
Total Investments in Securities	$44,572,655	$—	$—	$57,708,340

^ For further information regarding security characteristics, see the Schedule of Investmants

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries
23

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid by the Fund on a quarterly basis. Distributions to shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding by the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Etho Climate Leadership U.S. ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund’s expenses, the Fund’s performance may be below that of its index.

24

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund’s or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration and accounting, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided the Fund pays the Advisor at an annual rate of 0.45% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.45% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Etho Climate Leadership U.S. (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Etho Climate Leadership U.S. is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

25

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2019, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2019:

	Purchases	Sales
Etho Climate Leadership U.S. ETF	$721,409	$411,421

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2019:

	Purchases In-Kind	Sales In-Kind

Etho Climate Leadership U.S. ETF	$8,708,068	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2019.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2019, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

26

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

As of March 31, 2019, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Etho Climate Leadership U.S. ETF	$12,934,133	$13,135,685

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Etho Climate Leadership U.S. ETF	$34,037,195	$6,451,732	$(965,712)	$5,486,020

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain
Etho Climate Leadership U.S. ETF	$18,612	$—	$18,612	$(327,283)	$5,177,349

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
Etho Climate Leadership U.S. ETF	221,915	105,368	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2018.

27

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

	Late Year Ordinary Loss	Post-October Capital Loss
Etho Climate Leadership U.S. ETF	None	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:

	Undistributed Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-In Capital
Etho Climate Leadership U.S. ETF	$1,906	$(961,090)	$959,184

The tax character of distributions paid by the Fund during the Fiscal years ended September 30, 2018 and September 30, 2017 are as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	From Ordinary Income	From Capital Games	From Ordinary Income	From Capital Gains
Etho Climate Leadership U.S.	$248,686	$—	$149,309	$1,395

NOTE 9 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

In March 2017, the FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017- 08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

28

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

NOTE 10 – LEGAL MATTERS

The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief. Both motions were denied, and the matter is now proceeding through pretrial discovery. The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

The Adviser and its parent, Exchange Traded Managers Group, LLC are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17- cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded Fund discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and asserted counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements. A bench trial on this matter began on May 13, 2019 and is ongoing as of the date of the mailing of the Funds semi-annual report. Management of the Trust and the Fund, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Fund’s financial statements.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

29

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2019 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 22, 2019, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of Etho Climate Leadership U.S. ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 22, 2019, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”).

30

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2019 (Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance

The Board then considered the past performance of the Fund. The Board reviewed information regarding the performance history of the Fund over various time periods, including the year-to-date period, the most recent one- and three-year periods and the period since the Fund’s inception. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error over certain periods of time. The Board noted management’s representation that the Fund’s performance was in an acceptable range relative to its underlying index. The Board concluded that the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided and Economies of Scale

The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board further noted that the advisory fee of the Fund was lower than the average and median expense ratios of its comparable ETFs. The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy and limited comparable ETFs.

The Board also noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board further noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account a profitability report provided by the Adviser. The Board concluded that the advisory fee for the Fund was reasonable in light of the factors considered.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees concluded that the flat advisory fee was reasonable.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

31

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2019 (Unaudited) (Continued)

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

32

Etho Climate Leadership U.S. ETF

EXPENSE EXAMPLE

Six Months Ended March 31, 2019 (Unaudited)

As a shareholder of Etho Climate Leadership U.S. ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Etho Climate Leadership U.S. ETF

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During The Period^	Annualized Expense Ratio During Period October 1, 2018 to March 31, 2019
Actual	$1,000.00	$995.70	$2.24	0.45%

Hypothetical
(5% annual)	$1,000.00	$1,022.69	$2.27	0.45%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized sixmonth expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2018 to March 31, 2019).

33

Etho Climate Leadership U.S. ETF

SUPPLEMENTARY INFORMATION

March 31, 2019 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.ethoetf.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.ethoetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.ethoetf.com. Read the prospectus carefully before investing.

34

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This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial, Inc.

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

doing business as

U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, WI 53202

Securities Lending Agent

U.S Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

Semi-Annual
Report

March 31, 2019

AI Powered Equity ETF
Ticker: AIEQ

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The fund is a series of ETF Managers Trust.

This Page Intentionally Left Blank.

AI Powered Equity ETF

March 31, 2019 (Unaudited)

AI Powered Equity ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the AI Powered Equity Exchange-Traded Fund (“AIEQ” or the “Fund”). The following information pertains to the six-month period October 1, 2018, to March 31, 2019.

The AI Powered Equity ETF is actively managed and seeks capital appreciation. Over the six-month period, the total return for the Fund was -3.55%, while the total return for its benchmark, the S&P 500 Index, was -1.72%.

AIEQ invests primarily in equity securities listed on a U.S. exchange based on the results of a proprietary, quantitative model developed by EquBot LLC that runs on the Watson™ platform. Each day, the EquBot Model ranks each company based on the probability of the company benefiting from current economic conditions, trends, and world events and identifies approximately 30 to 125 companies with the greatest potential over the next twelve months for appreciation and weights those companies to seek a level of volatility comparable to that of the broader U.S. equity market. EquBot, the Fund’s sub-adviser, is a technology based company focused on applying artificial intelligence (“AI”) based solutions to investment analyses.

You can find further details about AIEQ by visiting www.aieqetf.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

2

AI Powered Equity ETF

Growth of $10,000 (Unaudited)

Average Annual Returns	1 Year	Since Inception	Value of $10,000
Period Ended March 31, 2019	Return	(10/18/2017)	(3/31/2019)
AI Powered Equity ETF (NAV)	9.43%	9.65%	$11,432
AI Powered Equity ETF (Market)	8.61%	9.11%	$11,350
S&P 500 Index	9.50%	9.43%	$11,399

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 18, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index returns do not reflect fees or expenses and are not available for direct investment.

3

AI Powered Equity ETF

Top Ten Holdings* (Unaudited)

	Security	% of Total Investments
1	Alphabet, Inc.	3.08%
2	Netapp, Inc.	2.07%
3	Amazon.com, Inc.	1.65%
4	SS&C Technologies Holdings, Inc.	1.65%
5	Aaron’s, Inc.	1.53%
6	Motorola Solutions, Inc.	1.52%
7	Brown Forman Corp.	1.40%
8	SVB Financial Group	1.38%
9	Costco Wholesale Corp.	1.29%
10	Apple, Inc.	1.24%

	Top Ten Holdings = 16.81% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.
4

AI Powered Equity ETF

Important Disclosures and Key Risks Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Past performance is no indicative of future return. A Fund’s performance for very short time periods may not be indicative of future performance.

The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 25,000 shares (“Creation Units”), principally in-kind for securities included in the Fund’s portfolio, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units.

The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Equbot Model to identify investment opportunities.

The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

5

AI Powered Equity ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2019 (Unaudited)

AI Powered Equity ETF
As a percent of Net Assets:
United States	96.6%
Short-Term and other Net Assets (Liabilities)	3.4
100.0%
6

AI Powered Equity ETF

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
United States - 95.7%
Aerospace & Defense - 1.7%
General Dynamics Corp.	1,691	$286,252
Huntington Ingalls Industries, Inc.	3,561	737,839
Northrop Grumman Corp.	3,619	975,683
Textron, Inc.	9,499	481,219
Total Aerospace & Defense		2,480,993
Airlines - 0.7%
Southwest Airlines Co. (b)	19,522	1,013,387
Automobiles - 0.7%
Tesla, Inc. (a)(b)	3,895	1,090,055
Banks - 4.2%
CIT Group, Inc.	27,755	1,331,407
Hancock Whitney Corp.	47,449	1,916,940
SVB Financial Group (a)	11,401	2,535,126
Western Alliance Bancorp. (a)	8,947	367,185
Total Banks		6,150,658
Beverages - 2.5%
Brown-Forman Corp. (b)	48,757	2,573,394
Monster Beverage Corp. (a)	18,367	1,002,471
Total Beverages		3,575,865
Biotechnology - 2.3%
AbbVie, Inc.	2,657	214,128
Alexion Pharmaceuticals, Inc. (a)(b)	13,652	1,845,477
Amgen, Inc.	6,644	1,262,227
Total Biotechnology		3,321,832
Capital Markets - 4.7%
Ameriprise Financial, Inc.	5,793	742,083
BGC Partners, Inc. - Class A (b)	58,793	312,191
Cboe Global Markets, Inc.	20,763	1,981,621
FactSet Research Systems, Inc. (b)	1,964	487,602
Intercontinental Exchange, Inc.	14,107	1,074,107
LPL Financial Holdings, Inc.	31,865	2,219,398
Total Capital Markets		6,817,002
Chemicals - 1.5%
Element Solutions, Inc. (a)	86,578	874,438
LSB Industries, Inc. (a)(b)	122,637	765,255
Westlake Chemical Corp.	8,720	591,739
Total Chemicals		2,231,432
Commercial Services & Supplies - 1.5%
Waste Management, Inc.	20,680	2,148,859
Communications Equipment - 1.9%
Motorola Solutions, Inc.	19,920	2,797,166
Construction & Engineering - 0.8%
MasTec, Inc. (a)(b)	23,850	1,147,185

The accompanying notes are an integral part of these financial statements.

7

AI Powered Equity ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Consumer Finance - 3.0%
Ally Financial, Inc. (b)	37,394	$1,027,961
Discover Financial Services	27,512	1,957,754
Green Dot Corp. - Class A (a)	22,325	1,354,011
Total Consumer Finance		4,339,726
Diversified Consumer Services - 1.4%
ServiceMaster Global Holdings, Inc. (a)	43,908	2,050,504
Diversified Telecommunication Services - 1.4%
Zayo Group Holdings, Inc. (a)	70,899	2,014,950
Electric Utilities - 0.6%
Duke Energy Corp. (b)	9,499	854,910
Electronic Equipment, Instruments & Components - 1.5%
CDW Corp.	7,622	734,532
FLIR Systems, Inc.	10,443	496,878
Trimble, Inc. (a)(b)	22,512	909,485
Total Electronic Equipment, Instruments & Components		2,140,895
Entertainment - 1.2%
Netflix, Inc. (a)	4,313	1,537,843
Take-Two Interactive Software, Inc. (a)	2,905	274,145
Total Entertainment		1,811,988
Equity Real Estate Investment Trusts (REITs) - 0.7%
Equinix, Inc.	2,181	988,342
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	9,834	2,381,205
Walmart, Inc.	14,927	1,455,830
Total Food & Staples Retailing		3,837,035
Food Products - 2.4%
Archer-Daniels-Midland Co.	36,909	1,591,885
Lamb Weston Holdings, Inc.	11,039	827,263
Tyson Foods, Inc. - Class A	15,861	1,101,229
Total Food Products		3,520,377
Health Care Equipment & Supplies - 3.0%
Baxter International, Inc.	16,678	1,356,088
Becton Dickinson & Co. (b)	6,501	1,623,495
Edwards Lifesciences Corp. (a)	5,936	1,135,735
Intuitive Surgical, Inc. (a)	486	277,302
Total Health Care Equipment & Supplies		4,392,620
Health Care Providers & Services - 0.9%
Amedisys, Inc. (a)(b)	4,146	511,036
Humana, Inc.	3,097	823,802
Total Health Care Providers & Services		1,334,838
Hotels, Restaurants & Leisure - 1.0%
Boyd Gaming Corp.	18,945	518,335
Starbucks Corp. (b)	11,696	869,481
Total Hotels, Restaurants & Leisure		1,387,816
Insurance - 1.4%
Markel Corp. (a)	317	315,808

The accompanying notes are an integral part of these financial statements.

8

AI Powered Equity ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Marsh & McLennan Cos., Inc.	6,066	$569,597
The Progressive Corp.	16,775	1,209,310
Total Insurance		2,094,715
Interactive Media & Services - 5.1%
Alphabet, Inc. - Class A (a)	4,819	5,671,432
Facebook, Inc. - Class A (a)	10,271	1,712,073
Total Interactive Media & Services		7,383,505
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	1,712	3,048,644
Expedia Group, Inc.	4,725	562,275
Total Internet & Direct Marketing Retail		3,610,919
IT Services - 4.0%
Alliance Data Systems Corp. (b)	8,425	1,474,207
Cognizant Technology Solutions Corp. - Class A	8,923	646,471
DXC Technology Co.	25,862	1,663,186
Fiserv, Inc. (a)(b)	8,616	760,620
Global Payments, Inc. (b)	5,699	778,027
Leidos Holdings, Inc.	8,929	572,260
Total IT Services		5,894,771
Machinery - 0.3%
Nordson Corp. (b)	3,851	510,335
Media - 1.0%
Liberty Broadband Corp. (a)	16,098	1,476,831
Metals & Mining - 0.4%
Newmont Mining Corp.	16,396	586,485
Multiline Retail - 0.6%
Dollar Tree, Inc.(a)(b)	8,633	906,810
Multi-Utilities - 1.1%
Consolidated Edison, Inc.	3,882	329,232
Sempra Energy (b)	10,434	1,313,224
Total Multi-Utilities		1,642,456
Oil, Gas & Consumable Fuels - 6.1%
Cheniere Energy, Inc. (a)	14,954	1,022,255
Cimarex Energy Co.	15,509	1,084,079
Noble Energy, Inc. (b)	17,890	442,420
Parsley Energy, Inc. - Class A (a)	24,487	472,599
Range Resources Corp. (b)	125,312	1,408,507
Targa Resources Corp.	38,621	1,604,703
Valero Energy Corp. (b)	21,009	1,782,193
Williams Cos., Inc.	36,882	1,059,251
Total Oil, Gas & Consumable Fuels		8,876,007
Pharmaceuticals - 2.8%
Catalent, Inc. (a)(b)	36,653	1,487,745
Intra-Cellular Therapies, Inc. (a)(b)	25,817	314,451
Johnson & Johnson	11,156	1,559,498
Nektar Therapeutics (a)(b)	21,507	722,635
Total Pharmaceuticals		4,084,329

The accompanying notes are an integral part of these financial statements.

9

AI Powered Equity ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Professional Services - 0.2%
ASGN, Inc. (a)	4,756	$301,958
Road & Rail - 1.7%
CSX Corp. (b)	21,788	1,630,178
Union Pacific Corp.	5,019	839,177
Total Road & Rail		2,469,355
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom, Inc.	4,951	1,488,815
Microchip Technology, Inc. (b)	4,776	396,217
NVIDIA Corp. (b)	7,763	1,393,924
Skyworks Solutions, Inc.	4,100	338,168
Texas Instruments, Inc.	16,166	1,714,728
Total Semiconductors & Semiconductor Equipment		5,331,852
Software - 11.0%
Adobe Systems, Inc. (a)	5,283	1,407,867
Cadence Design System, Inc. (a)	20,794	1,320,627
Coupa Software, Inc. (a)(b)	16,827	1,530,920
Intuit, Inc.	5,200	1,359,332
New Relic, Inc. (a)	13,500	1,332,450
Nutanix, Inc. - Class A (a)(b)	18,450	696,303
Red Hat, Inc. (a)	3,482	636,161
salesforce.com, Inc. (a)(b)	5,217	826,216
ServiceNow, Inc. (a)	1,901	468,577
Splunk, Inc. (a)	13,608	1,695,557
SS&C Technologies Holdings, Inc.	47,840	3,046,931
Synopsys, Inc. (a)	11,161	1,285,189
VMware, Inc. - Class A (b)	2,598	468,965
Total Software		16,075,095
Specialty Retail - 3.2%
Aaron’s, Inc.	53,700	2,824,619
Foot Locker, Inc. (b)	16,028	971,297
The Home Depot, Inc.	4,594	881,543
Total Specialty Retail		4,677,459
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	12,018	2,282,819
NetApp, Inc. (b)	55,032	3,815,919
Pure Storage, Inc. - Class A (a)(b)	44,300	965,297
Total Technology Hardware, Storage & Peripherals		7,064,035
Textiles, Apparel & Luxury Goods - 2.5%
Crocs, Inc. (a)(b)	31,863	820,472
Hanesbrands, Inc. (b)	65,631	1,173,483
Nike, Inc. - Class B	7,901	665,343
VF Corp. (b)	11,286	980,866
Total Textiles, Apparel & Luxury Goods		3,640,164
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	25,638	1,111,407
United Rentals, Inc. (a)	2,256	257,748
Total Trading Companies & Distributors		1,369,155

The accompanying notes are an integral part of these financial statements.

10

AI Powered Equity ETF

Schedule of Investments

March 31, 2019 (Unaudited) (Continued)

	Shares	Value
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	6,145	$272,592
Total United States		139,717,263
TOTAL COMMON STOCKS (Cost $138,534,117)		139,717,263

CLOSED-END FUNDS - 0.9%
United States - 0.9%
Ares Capital Corp.	74,841	1,282,775
TOTAL MUTUAL FUNDS (Cost $1,298,605)		1,282,775

RIGHTS - 0%
United States - 0%
NewStar Financial, Inc. (a)(c)(d)	115,783	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 2.33% (e)	5,096,643	5,096,643
TOTAL MONEY MARKET FUNDS (Cost $5,096,643)		5,096,643

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 26.2%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (e)		38,157,676
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 38,157,676)		38,157,676

Total Investments (Cost $183,087,041) - 126.3%		184,254,357
Liabilities in Excess of Other Assets - (26.3)%		(38,415,706)
TOTAL NET ASSETS - 100.0%		$145,838,651

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2019.
(c)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	The rate quoted is the annualized seven-day yield at March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC., doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

11

AI Powered Equity ETF

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2019 (Unaudited)

AI Powered Equity ETF
ASSETS
Investments in unaffiliated securities, at value*	$184,254,357
Receivables:
Dividends and interest receivable	65,520
Securities lending income receivable	3,950
Receivable for investments sold	3,774,550
Total Assets	188,098,377

LIABILITIES
Collateral received for securities loaned (Note 7)	38,157,676
Payables:
Payable for investments purchased	2,721,537
Payable for fund shares redeemed	1,286,350
Management fees payable	94,163
Total Liabilities	42,259,726
Net Assets	$145,838,651

NET ASSETS CONSIST OF:
Paid-in Capital	$155,901,350
Total Distibutable Earnings	(10,062,699)
Net Assets	$145,838,651

*Identified Cost:
Investments in unaffiliated securities	$183,087,041

Shares Outstanding^	5,625,000
Net Asset Value, Offering and Redemption Price per Share	$25.93

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

12

AI Powered Equity ETF

STATEMENT OF OPERATIONS

Period Ended March 31, 2019 (Unaudited)

AI Powered Equity ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities	$1,040,228
Interest	49,922
Securities lending income	17,313
Total Investment Income	1,107,463
Expenses:
Management fees	600,834
Total Expenses	600,834
Net Investment Income	506,629

REALIZED & UNREALIZED LOSS ON INVESTMENTS
Net Realized Loss on:
Unaffiliated investments	(8,121,675)
In-Kind redemptions	(1,739,504)
Net Realized Loss on Investments and Foreign Currency	(9,861,179)
Net Change in Unrealized Depreciation of:
Unaffiliated investments	(4,856,407)
Net Change in Unrealized Depreciation of Investments and Foreign Currency	(4,856,407)
Net Realized and Unrealized Loss on Investments	(14,717,586)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,210,957)

The accompanying notes are an integral part of these financial statements.

13

AI Powered Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018[1]
OPERATIONS
Net investment income	$506,629	$654,349
Net realized gain (loss) on investments	(9,861,179)	11,614,217
Net change in unrealized appreciation (depreciation) of investments	(4,856,407)	6,023,722
Net increase (decrease) in net assets resulting from operations	(14,210,957)	18,292,288
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(12,260,543)	(610,275)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	(34,162,230)	188,790,368
Net increase (decrease) in net assets	$(60,633,730)	$206,472,381
NET ASSETS
Beginning of Period	206,472,381	—
End of Period	$145,838,651	$206,472,381

(a) Summary of share transactions is as follows:

	Period Ended March 31, 2019 (Unaudited)		Period Ended September 30, 2018[1]
	Shares	Amount	Shares	Amount
Shares Sold	150,000	$4,187,774	8,450,000	$226,333,906
Shares Redeemed	(1,525,000)	(38,350,005)	(1,450,000)	(37,543,538)
Net transactions in Fund Shares	(1,375,000)	$(34,162,231)	7,000,000	$188,790,368
Beginning Shares	—		—
Ending Shares	(1,375,000)		7,000,000

[1]	Fund commenced operations on October 18, 2017. The information presented is for the period from October 18, 2017 to September 30, 2018.

The accompanying notes are an integral part of these financial statements.

14

AI Powered Equity ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018[1]
Net Asset Value, Beginning of Period	$29.50	$25.00
Income from Investment Operations:
Net investment income [2]	0.08	0.14
Net realized and unrealized gain (loss) on investments	(1.66)	4.49
Total from investment operations	(1.58)	4.63
Less Distributions:
Distributions from net investment income	(0.10)	(0.12)
Net realized gains	(1.89)	(0.01)
Total distributions	(1.99)	(0.13)
Net asset value, end of period	25.93	29.50
Total Return	-3.55%[3]	18.53%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$145,839	$206,472
Expenses to Average Net Assets	0.75%[4]	0.75%[4]
Net Investment Income to Average Net Assets	0.63%[4]	0.52%[4]
Portfolio Turnover Rate	89%[3]	260%[3]

[1]	Commencement of operations on October 18, 2017.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

15

ETF Managers Trust

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The AI Powered Equity ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is capital appreciation. The Fund commenced operations on October 18, 2017.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

16

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2019, the Fund held one fair valued security. More detail about this security can be found in the Schedule of Investments.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

17

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

The following table presents a summary of the Funds’ investments in securities, at fair value, as of March 31, 2019:

AI Powered Equity ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$139,717,263	$—	$—		$139,717,263
Closed-End Funds	1,282,775	—	—		1,282,775
Rights	—	—	—	(1)	—
Short Term Investments	5,096,643	—	—		5,096,643
Investments Purchased with Securities
Lending Collateral*	—	—	—		38,157,676
Total Investments in Securities	$146,096,681	$—	$—		$184,254,357

(1) Includes a security valued at $0.

The AI Powered Equity ETF held a Level 3 security at the end of the period. The security classified as Level 3 is deemed immaterial.

^ For Further information regarding Security characteristics, see the Schedule of Investments.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2019, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

18

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS
Investing in the AI Powered Equity ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

19

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s implementation of the EquBot Model is inaccurate or incomplete, the Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Adviser has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

Market Trading Risk. An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Smaller Companies Risk. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

20

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with EquBot, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. EquBot, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended March 31, 2019, the Fund did not incur any 12b-1 expenses.

21

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2019:

	Purchases	Sales
AI Powered Equity ETF	$141,376,961	$149,402,157

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2019:

	Purchases In-Kind	Sales In-Kind
AI Powered Equity ETF	$4,113,499	$36,791,349

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2019.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2019, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
AI Powered Equity ETF	$37,733,128	$38,157,676
22

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AI Powered Equity ETF	$213,345,993	$11,446,754	$(6,787,681)	$4,659,073

	Undistributed	Undistributed	Total	Other	Total
	Ordinary	Long-term	Distributable	Accumulated	Accumulated
	Income	Gain	Earnings	Loss	Gain
AI Powered	$11,673,609	$76,119	$11,749,728	$—	$16,408,801
Equity ETF

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

Capital Loss
	Carryover	Expires
AI Powered Equity ETF	$—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2018.

	Late Year Ordinary Loss	Post-October Capital Loss
AI Powered Equity ETF	None	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:

	Undistributed
	Accumulated Net	Accumulated Net
	Investment Income	Realized Loss	Paid-In Capital
AI Powered Equity ETF	$3,764	$(1,276,976)	$1,273,212

The tax character of distribution paid during the period ended March 31, 2019 was $580,222 from ordinary income and $11,680,321 from realized gains.

23

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

NOTE 9 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

In March 2017, the FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 10 – LEGAL MATTERS

The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief. Both motions were denied, and the matter is now proceeding through pretrial discovery. The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

The Adviser and its parent, Exchange Traded Managers Group, LLC are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded Fund discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and asserted counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements. A bench trial on this matter began on May 13, 2019 and is ongoing as of the date of the mailing of the Funds semi-annual reports. Management of the Trust and the Fund, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Fund’s financial statements.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

24

ETF Managers Trust

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2019 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 22, 2019, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the following agreements:

●	an Investment Advisory Agreement between ETF Managers Group, LLC (the “Adviser”) and the Trust, on behalf of AI Powered Equity ETF (the “Fund”) (the “Advisory Agreement”); and

●	a Sub-Advisory Agreement between the Adviser and Equbot LLC (the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Agreements after their initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 22, 2019, and throughout the year. Among other things, each of the Adviser and Sub-adviser provided responses to detailed series of questions, which included information about the Adviser’s and Sub-adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

25

ETF Managers Trust

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2019 (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund, based on recommendations provided by the Sub-Adviser; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”).

The Board further considered other services provided to the Fund, such as overseeing the activities of the Sub-Adviser, as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

The Board then considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser provides investment sub-advisory services to the Adviser in the form of recommendations based on the Sub-Adviser’s algorithm-based model. The Board noted that the responsibility for trading the Fund’s portfolio securities would continue to rest with the Adviser. In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board noted that it had received a copy of the Sub-Adviser’s Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the Sub-Adviser’s personnel. The Board considered the experience of the Sub-Adviser’s personnel in the financial services and artificial intelligence businesses. The Board also considered the quality of the Sub-Adviser’s compliance program and Code of Ethics.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser.

Historical Performance

The Board then considered the Fund’s performance history over various time periods ending January 31, 2019, including the year-to-date period, the most recent one-year period and the period since the Fund’s inception. The Board noted that the Fund outperformed the median of its peer group for the one-year period and the period since the Fund’s inception. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Services Provided and Economies of Scale

The Board reviewed the proposed investment advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs. The Board noted that the expense ratio for the Fund was equal to the average and higher than the median expense ratio of its peer ETFs. The Board considered management’s explanation that an actively managed strategy would justify a higher management fee than an index based strategy because of the additional effort required to manage an active fund.

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board also noted that the Adviser is responsible for compensating the Fund’s other service providers (including the Sub-Adviser) and paying the Fund’s other expenses (except as noted above) out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account the profitability analysis provided by the Adviser. The Board concluded that the advisory fee for the Fund was reasonable in light of the factors considered.

26

ETF Managers Trust

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2019 (Unaudited) (Continued)

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees concluded that the flat advisory fee was reasonable.

The Board also reviewed the sub-advisory fee paid to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Fund. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board concluded that the proposed sub-advisory fee was reasonable in light of the services rendered. The Board considered that, because the proposed sub-advisory fee would be paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fee is reasonable in light of the services that the Adviser and Sub-Adviser each provide to the Fund; and (c) approved the renewal of the Agreements for another year.

27

AI Powered Equity ETF

Expense Example
For the period Ended March 31, 2019 (Unaudited)

As a shareholder of AI Powered Equity ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AI Powered Equity ETF

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During The Period^	Annualized Expense Ratio During Period October 1, 2018 to March 31, 2019
Actual	$1,000.00	$964.50	$3.67	0.75%

Hypothetical
(5% annual)	$1,000.00	$1,021.19	$3.78	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2018 to March 31, 2019).

28

AI Powered Equity ETF

SUPPLEMENTARY INFORMATION
March 31, 2019 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.AIEQetf.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.AIEQetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.AIEQetf.com. Read the prospectus carefully before investing.

29

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, WI 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report
March 31, 2019

Rogers AI Global Macro ETF

Ticker: BIKR

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The fund is a series of ETF Managers Trust.

This Page Intentionally Left Blank.

Rogers AI Global Macro ETF

March 31, 2019 (Unaudited)

Rogers AI Global Macro ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Rogers AI Global Macro Exchange-Traded Fund (“BIKR” or the “Fund”). The following information pertains to the 6-month period from October 1, 2018 to March 31, 2019.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Rogers AI Global Macro Index (the “Index”). The Index comprises single country ETFs and a short term U.S. Treasury ETF.

Over the period, the total return for the Fund was -1.42%, while the total return for the Index was -1.56%. The best performers on the basis of contribution to return were the iShares MSCI Brazil ETF and the iShares 1-3 Year Treasury Bond ETF, while the worst performers were the iShares MSCI Mexico ETF and iShares Core S&P Total U.S. ETF.

We thank you for your interest in the Fund. You can find further details about BIKR by visiting www.etfmg.com/bikr, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.

2

Rogers AI Global Macro ETF
Growth of $10,000 (Unaudited)

Cumulative Returns Period Ended March 31, 2019	Since Inception (6/21/2018)	Value of $10,000 (3/31/2019)
Rogers AI Global Macro ETF (NAV)	-1.58%	$9,842
Rogers AI Global Macro ETF (Market)	-1.63%	$9,837
S&P 500 Index	4.02%	$10,402
Rogers AI Global Macro Index	-1.57%	$9,843

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on June 21, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index returns do not reflect fees or expenses and are not available for direct investment.

3

Rogers AI Global Macro ETF

Top Ten Holdings* (Unaudited)

	Security	% of Total Investments
1	iShares 1-3 Year Treasury Bond ETF	44.91%
2	iShares MSCI Brazil ETF	6.05%
3	iShares China Large-Cap ETF	4.69%
4	iShares MSCI Malaysia ETF	3.35%
5	Global X MSCI Nigeria ETF	2.68%
6	Global X MSCI Greece ETF	2.65%
7	iShares MSCI Austria ETF	1.90%
8	iShares MSCI Spain ETF	1.88%
9	Global X MSCI Pakistan ETF	1.87%
10	iShares MSCI Ireland ETF	1.70%

	Top Ten Holdings = 71.68% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.
4

Rogers AI Global Macro ETF

Important Disclosures and Key Risks Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

The Rogers AI Global Macro ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Rogers AI Global Macro Index.

The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies.

To the extent the Fund invests a significant portion of its assets, directly or indirectly, in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties. Models may have aspects that are predictive in nature. The use of predictive models has inherent risks.

5

Rogers AI Global Macro ETF

PORTFOLIO ALLOCATIONS

As of March 31, 2019 (Unaudited)

Rogers AI Global Macro ETF
As a percent of Net Assets:
United States	99.8%
Short-Term and other Net Assets (Liabilities)	0.2
100.0%
6

Rogers AI Global Macro ETF

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Exchange Traded Funds - 99.8%
Global X MSCI Colombia ETF	2,806	$27,078
Global X MSCI Nigeria ETF (a)	8,178	138,098
Global X MSCI Norway ETF	733	9,155
Global X MSCI Portugal ETF	5,201	56,251
iShares Core S&P Total US Stock Market ETF	475	30,590
iShares MSCI Belgium ETF	1,888	34,740
iShares MSCI Chile ETF	1,582	68,311
iShares MSCI Denmark ETF	244	15,384
iShares MSCI Finland ETF	392	15,170
iShares MSCI Ireland ETF	2,111	87,881
iShares MSCI Israel ETF	1,234	66,710
iShares MSCI Malaysia ETF	5,780	173,053
iShares MSCI Netherlands ETF	1,166	34,852
iShares MSCI New Zealand ETF	302	15,770
iShares MSCI Poland ETF	1,286	29,424
iShares MSCI Singapore ETF	1,386	32,890
iShares MSCI Taiwan ETF	870	30,085
iShares MSCI United Kingdom ETF	809	26,705
Global X MSCI Argentina ETF	2,828	78,081
Global X MSCI Greece ETF (a)	17,020	136,840
Global X MSCI Pakistan ETF	11,250	96,524
iShares 1-3 Year Treasury Bond ETF	27,540	2,316,664
iShares China Large-Cap ETF	5,463	241,846
iShares MSCI Australia ETF	1,159	24,942
iShares MSCI Austria ETF	4,931	98,078
iShares MSCI Brazil ETF	7,616	312,179
iShares MSCI Canada ETF (a)	1,328	36,706
iShares MSCI France ETF	896	26,405
iShares MSCI Germany ETF	1,557	41,914
iShares MSCI Hong Kong ETF	2,053	53,809
iShares MSCI India ETF	458	16,145
iShares MSCI Indonesia ETF	239	6,138
iShares MSCI Italy ETF	2,188	60,805
iShares MSCI Japan ETF	394	21,560
iShares MSCI Mexico ETF	1,523	66,388
iShares MSCI Peru ETF	480	18,859
iShares MSCI Philippines ETF	255	8,747
iShares MSCI Russia ETF	992	34,214
iShares MSCI South Korea ETF	770	46,932
iShares MSCI Spain ETF	3,393	97,074
iShares MSCI Sweden ETF	989	29,888
iShares MSCI Switzerland ETF	885	31,302
iShares MSCI Thailand ETF	240	21,199
iShares MSCI Turkey ETF	1,952	47,375
TOTAL INVESTMENT COMPANIES (Cost $4,877,224)		4,862,761

The accompanying notes are an integral part of these financial statements.

7

Rogers AI Global Macro ETF

Schedule of Investments

March 31, 2019 (Unaudited)(continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 2.33% (b)	9,542	$9,542
TOTAL SHORT-TERM INVESTMENTS (Cost $9,542)		9,542

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 5.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (b)		286,461
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $286,461)		286,461

Total Investments (Cost $5,173,227) - 105.9%		5,158,764
Liabilities in Excess of Other Assets - (5.9)%		(288,528)
TOTAL NET ASSETS - 100.0%		$4,870,236

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is out on loan as of March 31, 2019.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC., doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

8

Rogers AI Global Macro ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2019 (Unaudited)

Rogers AI Global Macro ETF
ASSETS
Investments in unaffiliated securities, at value*	$5,158,764
Receivables:
Dividends and interest receivable	20
Securities lending income receivable	1,029
Total Assets	$5,159,813

LIABILITIES
Collateral received for securities loaned (Note 7)	286,461
Payables:
Management fees payable	3,116
Total Liabilities	289,577
Net Assets	$4,870,236

NET ASSETS CONSIST OF:
Paid-in Capital	$5,013,686
Total Distributable Earnings	(143,450)
Net Assets	$4,870,236

*Identified Cost:
Investments in unaffiliated securities	$5,173,227

Shares Outstanding^	200,000
Net Asset Value, Offering and Redemption Price per Share	$24.35

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

9

Rogers AI Global Macro ETF

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2019 (Unaudited)

Rogers AI Global Macro ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities	$65,161
Interest	179
Securities lending income	3,967
Total Investment Income	69,307
Expenses:
Management fees	18,031
Total Expenses	18,031
Net Investment Income	51,276

REALIZED & UNREALIZED LOSS ON INVESTMENTS
Net Realized Loss on:
Unaffiliated investments	(94,967)
Net Realized Loss on Investments and Foreign Currency	(94,967)
Net Change in Unrealized Depreciation of:
Unaffiliated investments	(28,939)
Net Change in Unrealized Depreciation of Investments and Foreign Currency	(28,939)
Net Realized and Unrealized Loss on Investments	(123,906)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(72,630)

The accompanying notes are an integral part of these financial statements.

10

Rogers AI Global Macro ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018[1]
OPERATIONS
Net investment income (loss)	$51,276	$(319)
Net realized loss on investments	(94,967)	(36,627)
Net change in unrealized appreciation (depreciation) of investments	(28,939)	14,476
Net decrease in net assets resulting from operations	(72,630)	(22,470)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(48,669)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	—	5,014,005
Net increase (decrease) in net assets	$(121,299)	$4,991,535
NET ASSETS
Beginning of Period	4,991,535	—
End of Period	$4,870,236	$4,991,535

(a)	Summary of share transactions is as follows:

	Period Ended March 31, 2019 (Unaudited)		Period Ended September 30, 2018[1]
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	200,000	$5,014,005
Shares Redeemed	—	—	—	—
Net Transactions in Fund Shares	—	$—	200,000	$5,014,005
Beginning Shares	200,000		—
Ending Shares	200,000		200,000

[1]	Fund commenced operations on June 21, 2018. The information presented is for the period from June 21, 2018 to September 30, 2018.

The accompanying notes are an integral part of these financial statements.

11

Rogers AI Global Macro ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018[1]

Net Asset Value, Beginning of Period	$24.96	$25.00
Income from Investment Operations:
Net investment income[2]	0.26	—
Net realized and unrealized loss on investments	(0.87)	(0.04)
Total from investment operations	(0.61)	(0.04)
Less Distributions:
Distributions from net investment income	—	—
Net asset value, end of period	$24.35	$24.96
Total Return	-1.42%[3]	-0.16%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$4,870	$4,992
Expenses to Average Net Assets	0.75%[4]	0.75%[4]
Net Investment Income to Average Net Assets	2.13%[4]	-0.03%[4]
Portfolio Turnover Rate	23%[3]	93%[3]

[1]	Commencement of operations on June 21, 2018.
[2]	Calculated based on average shares outstanding during period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

12

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Rogers AI Global Macro ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Rogers AI Global Macro Index (the “Index”). The Fund commenced operations on June 21, 2018.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the statements of changes in net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

13

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

A.

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2019, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

14

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

The following table presents a summary of the Funds’ investments in securities, at fair value, as of March 31, 2019:

Rogers AI Global Macro ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,862,761	$—	$—	$4,862,761
Short-Term Investments	9,542	—	—	9,542
Investments Purchased with Securities Lending
Collateral*	—	—	—	286,461
Total Investments in Securities	$4,872,303	$—	$—	$5,158,764

^ For further information regarding security characteristics, the Schedule of Investments.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2019, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

15

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Rogers AI Global Macro ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Emerging Markets Securities Risk. The Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. In addition, less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

16

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of the Fund’s direct or indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

Fixed-Income Instruments Risks. Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

Market Trading Risk. An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

17

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with ETFMG Financial, LLC (the “Sponsor”). The sponsor provides marketing support for the Funds, including distributing marketing materials related to the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider. Ocean Capital Advisors, LLC serves as the index provider for the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended March 31, 2019, the Fund did not incur any 12b-1 expenses.

18

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2019:

	Purchases	Sales
Rogers AI Global Macro ETF	$1,131,512	$1,123,725

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2019:

	Purchases In-Kind	Sales In-Kind
Rogers AI Global Macro ETF	$—	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2019.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2019, the value of the securities on loan and payable for collateral due to broker were as follows:

19

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Rogers AI Global Macro ETF	$278,184	$286,461

* The cash collateral received was invested in the Mount Vernon Liquid Assests Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Rogers AI Global Macro ETF	$6,693,518	$55,968	$(59,318)	$(3,350)

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain
Rogers AI Global Macro ETF	$—	$—	$—	$(18,801)	$(22,151)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Expires
Rogers AI Global Macro ETF	$18,801	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the period ended September 30, 2018.

	Late Year Ordinary Loss	Post-October Capital Loss
Rogers AI Global Macro ETF	None	None

20

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:

	Undistributed Accumulated Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
Rogers AI Global Macro ETF	$319	$—	$(319)

The Fund did not pay out any ordinary income or capital gains during the period ended September 30, 2018.

NOTE 9 – NEW ACCOUNTING PROCOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

In March 2017, the FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 10 – LEGAL MATTERS

The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief. Both motions were denied, and the matter is now proceeding through pretrial discovery. The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

21

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited) (Continued)

The Adviser and its parent, Exchange Traded Managers Group, LLC are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded Fund discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and asserted counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements. A bench trial on this matter began on May 13, 2019 and is ongoing as of the date of the mailing of the Fund’s semi-annual reports. Management of the Trust and the Fund, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Fund’s financial statements.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

22

Rogers AI Global Macro ETF

Expense Example

Six Months Ended March 31, 2019 (Unaudited)

As a shareholder of Rogers AI Global Macro ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Rogers AI Global Macro ETF

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During the Period^	Annualized Expense Ratio During Period October 1, 2018 to March 31, 2019
Actual	$1,000.00	$985.80	$3.71	0.75%
Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.78	0.75%

^

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2018 to March 31, 2019).

23

Rogers AI Global Macro ETF

SUPPLEMENTARY INFORMATION (Unaudited)

March 31, 2019 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.etfmg.com/bikr daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmg.com/bikr.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmg.com/bikr. Read the prospectus carefully before investing.

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Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial, Inc.

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, WI 53202

Securities Lending Agent

U.S Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

25

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Managers Trust

By (Signature and Title  /s/ Samuel Masucci III
 Samuel Masucci III, Principal Executive Officer

Date  June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Samuel Masucci III
    Samuel Masucci III, Principal Executive Officer

Date  June 6, 2019

By (Signature and Title)*  /s/ John A. Flanagan
                                                              John A. Flanagan, Principal Financial Officer/Treasurer

Date  June 6, 2019

* Print the name and title of each signing officer under his or her signature.